FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds—49.5%
Acadia Healthcare Co., Inc., 5.5%, 7/1/28	(d)	Healthcare-Services	$307	$307	$316
Acadia Healthcare Co., Inc., 5.0%, 4/15/29	(d) (e)	Healthcare-Services	157	157	159
AECOM, 5.1%, 3/15/27		Engineering & Construction	682	709	739
AECOM, 5.9%, 10/15/24		Engineering & Construction	468	504	508
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.5%, 2/15/23	(d)	Food	1,496	1,516	1,523
Algeco Global Finance Plc, 8.0%, 2/15/23	(d)	Commercial Services	368	372	366
Alliance Data Systems Corp., 4.8%, 12/15/24	(d)	Diversified Financial Services	1,020	956	958
Altice France Holding S.A., 6.0%, 2/15/28	(d)	Telecommunications	992	957	948
AMC Entertainment Holdings, Inc., 12.0%, 6/15/26, Toggle PIK (10.0% Cash or 12.0% PIK)	(d)	Entertainment	138	152	39
AMC Entertainment Holdings, Inc., 10.5%, 4/24/26	(d)	Entertainment	51	44	37
ANGI Group LLC, 3.9%, 8/15/28	(d)	Internet	107	107	106
APX Group, Inc., 6.8%, 2/15/27	(d)	Commercial Services	892	866	927
APX Group, Inc., 8.5%, 11/1/24		Commercial Services	116	120	123
Asbury Automotive Group, Inc., 4.5%, 3/1/28	(d)	Retail	17	17	17
Asbury Automotive Group, Inc., 4.8%, 3/1/30	(d)	Retail	17	17	17
Avient Corp., 5.8%, 5/15/25	(d)	Distribution/Wholesale	325	328	345
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.4%, 4/1/24	(d)	Commercial Services	292	300	278
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 10.5%, 5/15/25	(d)	Commercial Services	350	341	401
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.8%, 7/15/27	(d)	Commercial Services	236	212	213
Ball Corp., 4.9%, 3/15/26		Packaging & Containers	586	664	654
Ball Corp., 2.9%, 8/15/30		Packaging & Containers	90	90	89
Bausch Health Cos., Inc., 5.9%, 5/15/23	(d)	Pharmaceuticals	235	235	234
BCD Acquisition, Inc., 9.6%, 9/15/23	(d)	Auto Manufacturers	1,415	1,404	1,411
Berry Global, Inc., 4.9%, 7/15/26	(d)	Packaging & Containers	353	361	371
Bombardier, Inc., 6.0%, 10/15/22	(d)	Miscellaneous Manufacturing	968	941	899
Cablevision Lightpath LLC, 5.6%, 9/15/28	(d)	Internet	52	52	53
Callon Petroleum Co., 8.3%, 7/15/25		Oil & Gas	186	188	51
Carlson Travel, Inc., 6.8%, 12/15/25	(d)	Leisure Time	674	587	516
Carlson Travel, Inc., 8.5%, 3/31/25	(d)	Leisure Time	116	110	117
Carvana Co., 5.6%, 10/1/25	(d) (e)	Retail	85	85	84
Carvana Co., 5.9%, 10/1/28	(d) (e)	Retail	85	85	84
CDW LLC / CDW Finance Corp., 4.3%, 4/1/28		Office/Business Equipment	225	235	233
Centene Corp., 4.8%, 5/15/22		Healthcare-Services	505	509	512
CenturyLink, Inc., 5.8%, 3/15/22		Telecommunications	1,217	1,254	1,262
CHS/Community Health Systems, Inc., 6.3%, 3/31/23		Healthcare-Services	138	132	135
CHS/Community Health Systems, Inc., 8.0%, 3/15/26	(d)	Healthcare-Services	226	235	222
Cincinnati Bell, Inc., 7.0%, 7/15/24	(d)	Telecommunications	380	393	392
Cincinnati Bell, Inc., 8.0%, 10/15/25	(d)	Telecommunications	571	599	605
CITGO Petroleum Corp., 6.3%, 8/15/22	(d)	Oil & Gas	449	451	447
CITGO Petroleum Corp., 7.0%, 6/15/25	(d)	Oil & Gas	624	624	617
Colt Merger Sub, Inc., 5.8%, 7/1/25	(d)	Entertainment	396	399	409
CoreCivic, Inc., 4.8%, 10/15/27		Real Estate Investment Trusts	768	666	651
Cornerstone Building Brands, Inc., 6.1%, 1/15/29	(d)	Building Materials	446	450	452
Covanta Holding Corp., 6.0%, 1/1/27		Environmental Control	1,000	1,042	1,044
Covanta Holding Corp., 5.0%, 9/1/30		Environmental Control	70	70	71

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Crown Americas LLC / Crown Americas Capital Corp. V, 4.3%, 9/30/26		Packaging & Containers	$1,740	$1,789	$1,809
CSC Holdings LLC, 4.6%, 12/1/30	(d)	Media Entertainment	190	190	191
CSC Holdings LLC, 5.3%, 6/1/24		Media Entertainment	1,279	1,395	1,374
CVR Energy, Inc., 5.3%, 2/15/25	(d)	Oil & Gas	692	668	604
Dealer Tire LLC / DT Issuer LLC, 8.0%, 2/1/28	(d)	Auto Parts & Equipment	849	761	868
Dell International LLC / EMC Corp., 5.3%, 10/1/29	(d) (f)	Computers	645	698	740
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.5%, 10/20/25	(d)	Airlines	122	122	125
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.8%, 10/20/28	(d)	Airlines	462	469	480
Diamond Resorts International, Inc., 7.8%, 9/1/23	(d)	Lodging	864	884	832
Edgewell Personal Care Co., 5.5%, 6/1/28	(d)	Cosmetics/Personal Care	221	223	233
eG Global Finance Plc, 6.8%, 2/7/25	(d)	Retail	697	676	715
Encompass Health Corp., 4.6%, 4/1/31	(e)	Healthcare-Services	93	93	93
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/25	(d)	Real Estate	832	808	834
Fly Leasing Ltd., 6.4%, 10/15/21		Trucking & Leasing	98	99	98
Ford Motor Credit Co. LLC, 3.1%, 1/9/23		Auto Manufacturers	450	438	442
Ford Motor Credit Co. LLC, 3.4%, 11/1/22		Auto Manufacturers	450	442	444
Ford Motor Credit Co. LLC, 3.4%, 11/17/23		Auto Manufacturers	888	880	876
Gartner, Inc., 3.8%, 10/1/30	(d)	Commercial Services	97	97	98
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(d)	Entertainment	434	450	368
GEO Group, Inc., 5.9%, 1/15/22		Real Estate Investment Trusts	400	393	388
GEO Group, Inc., 6.0%, 4/15/26		Real Estate Investment Trusts	203	173	146
GEO Group, Inc., 5.1%, 4/1/23		Real Estate Investment Trusts	210	193	171
Graham Packaging Co., Inc., 7.1%, 8/15/28	(d)	Packaging & Containers	564	586	588
Group 1 Automotive, Inc., 4.0%, 8/15/28	(d)	Retail	148	148	146
HCA, Inc., 3.5%, 9/1/30		Healthcare-Services	190	191	194
HCA, Inc., 5.9%, 5/1/23		Healthcare-Services	1,161	1,264	1,265
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(d)	Pharmaceuticals	274	274	295
HUB International Ltd., 7.0%, 5/1/26	(d)	Insurance	94	93	97
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.8%, 9/15/24		Investment Companies	1,687	1,645	1,711
Intelsat Jackson Holdings S.A., 8.0%, 2/15/24 Telecommunications	(d) (g)	Telecommunications	751	761	763
Intelsat Jackson Holdings S.A., 5.5%, 8/1/23	(g)	Telecommunications	358	314	226
IRB Holding Corp., 7.0%, 6/15/25	(d)	Retail	479	486	512
Iron Mountain, Inc., 5.3%, 7/15/30	(d)	Real Estate Investment Trusts	95	95	99
Iron Mountain, Inc., 5.6%, 7/15/32	(d)	Real Estate Investment Trusts	565	565	597
Iron Mountain, Inc., 4.5%, 2/15/31	(d)	Real Estate Investment Trusts	562	560	566
iStar, Inc., 4.8%, 10/1/24		Real Estate Investment Trusts	683	663	662
iStar, Inc., 5.5%, 2/15/26		Real Estate Investment Trusts	585	585	550
Lamb Weston Holdings, Inc., 4.9%, 5/15/28	(d)	Food	537	578	581
Las Vegas Sands Corp., 3.5%, 8/18/26		Lodging	243	245	246
Lennar Corp., 4.8%, 5/30/25		Home Builders	156	161	171
Lennar Corp., 5.9%, 11/15/24		Home Builders	312	329	349
Level 3 Financing, Inc., 3.6%, 1/15/29	(d)	Telecommunications	400	397	396

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
LifePoint Health, Inc., 4.4%, 2/15/27	(d)	Healthcare-Services	$372	$362	$373
Marriott International, Inc., 3.1%, 6/15/26		Lodging	267	262	266
Marriott Ownership Resorts, Inc., 6.1%, 9/15/25	(d)	Lodging	310	316	325
Match Group Holdings II LLC, 4.6%, 6/1/28	(d)	Internet	412	422	425
Maxim Crane Works Holdings Capital LLC, 10.1%, 8/1/24	(d)	Machinery-Diversified	676	685	687
Meritor, Inc., 6.3%, 2/15/24	(f)	Auto Parts & Equipment	657	666	673
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(d)	Airlines	481	491	502
Molina Healthcare, Inc., 5.4%, 11/15/22		Healthcare-Services	492	509	515
Molina Healthcare, Inc., 4.4%, 6/15/28	(d)	Healthcare-Services	1,043	1,061	1,065
Moog, Inc., 4.3%, 12/15/27	(d)	Aerospace/Defense	262	244	268
MPT Operating Partnership LP / MPT Finance Corp., 6.4%, 3/1/24		Real Estate Investment Trusts	1,495	1,548	1,538
Navistar International Corp., 6.6%, 11/1/25	(d) (f)	Auto Manufacturers	918	907	944
NCR Corp., 5.0%, 10/1/28	(d)	Computers	52	52	52
NCR Corp., 5.3%, 10/1/30	(d)	Computers	475	475	476
Netflix, Inc., 3.6%, 6/15/25	(d)	Internet	1,131	1,145	1,184
New Enterprise Stone & Lime Co., Inc., 6.3%, 3/15/26	(d)	Engineering & Construction	459	446	474
New Enterprise Stone & Lime Co., Inc., 9.8%, 7/15/28	(d)	Engineering & Construction	3	3	3
New Home Co., Inc., 7.3%, 4/1/22		Home Builders	269	252	268
Nexstar Broadcasting, Inc., 4.8%, 11/1/28	(d)	Media Entertainment	139	139	142
NGL Energy Partners LP / NGL Energy Finance Corp., 7.5%, 11/1/23		Pipelines	495	489	331
Nielsen Co. Luxembourg SARL, 5.5%, 10/1/21	(d) (h) (i)	Commercial Services	1,749	1,746	1,754
Nielsen Finance LLC / Nielsen Finance Co., 5.0%, 4/15/22	(d)	Commercial Services	419	415	420
Nielsen Finance LLC / Nielsen Finance Co., 5.6%, 10/1/28	(d)	Commercial Services	241	241	248
Nielsen Finance LLC / Nielsen Finance Co., 5.9%, 10/1/30	(d)	Commercial Services	211	211	219
Pactiv LLC, 8.0%, 12/15/25		Packaging & Containers	217	220	237
Pactiv LLC, 8.4%, 4/15/27		Packaging & Containers	861	920	937
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.9%, 10/1/28	(d)	Real Estate Investment Trusts	174	174	175
Penske Automotive Group, Inc., 5.8%, 10/1/22	(f)	Retail	1,463	1,445	1,463
Penske Automotive Group, Inc., 3.5%, 9/1/25		Retail	1,900	1,895	1,887
Picasso Finance Sub, Inc., 6.1%, 6/15/25	(d)	Home Builders	390	390	421
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(d)	Commercial Services	752	721	762
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.8%, 4/15/26	(d)	Commercial Services	270	298	289
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.6%, 3/1/29	(d)	Diversified Financial Services	167	167	166
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.9%, 3/1/31	(d)	Diversified Financial Services	167	167	165
Sabre GLBL, Inc., 9.3%, 4/15/25	(d)	Commercial Services	968	1,032	1,067
Sabre GLBL, Inc., 7.4%, 9/1/25	(d)	Commercial Services	48	47	49
Sealed Air Corp., 5.1%, 12/1/24	(d)	Packaging & Containers	390	414	424
Sirius XM Radio, Inc., 4.1%, 7/1/30	(d)	Media Entertainment	298	302	306
Solera LLC / Solera Finance, Inc., 10.5%, 3/1/24	(d)	Software	376	397	393
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.0%, 9/20/25	(d)	Airlines	235	242	249
Sprint Corp., 7.1%, 6/15/24		Telecommunications	537	621	619

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.0%, 7/15/26	(d)	Entertainment	$481	$506	$512
Stericycle, Inc., 5.4%, 7/15/24	(d)	Environmental Control	325	333	338
Sunoco LP / Sunoco Finance Corp., 4.9%, 1/15/23	(f)	Oil & Gas	648	634	654
Sunoco LP / Sunoco Finance Corp., 6.0%, 4/15/27		Oil & Gas	96	84	99
T-Mobile USA, Inc., 4.0%, 4/15/22		Telecommunications	229	232	237
Taylor Morrison Communities, Inc., 5.1%, 8/1/30	(d)	Home Builders	536	561	575
TEGNA, Inc., 4.8%, 3/15/26	(d)	Media Entertainment	173	173	177
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.8%, 6/1/25	(d)	Computers	281	285	295
Tenet Healthcare Corp., 6.1%, 10/1/28	(d)	Healthcare-Services	233	233	227
TreeHouse Foods, Inc., 4.0%, 9/1/28		Food	122	122	124
US Foods, Inc., 6.3%, 4/15/25	(d)	Food	375	375	398
Vector Group Ltd., 6.1%, 2/1/25	(d)	Agriculture	943	897	943
VeriSign, Inc., 4.6%, 5/1/23		Internet	441	439	444
Verscend Escrow Corp., 9.8%, 8/15/26	(d)	Commercial Services	1,072	1,135	1,168
Waste Pro USA, Inc., 5.5%, 2/15/26	(d)	Environmental Control	937	959	951
Welbilt, Inc., 9.5%, 2/15/24		Machinery-Diversified	499	473	512
WESCO Distribution, Inc., 5.4%, 12/15/21		Electrical Components & Equipment	704	701	706
WESCO Distribution, Inc., 7.1%, 6/15/25	(d)	Electrical Components & Equipment	405	405	442
Williams Scotsman International, Inc., 4.6%, 8/15/28	(d)	Home Builders	204	205	205
Wyndham Destinations, Inc., 6.6%, 7/31/26	(d)	Lodging	141	141	148
Xerox Corp., 4.4%, 3/15/23		Office/Business Equipment	445	446	459
Xerox Holdings Corp., 5.5%, 8/15/28	(d)	Office/Business Equipment	740	740	730
XHR LP, 6.4%, 8/15/25	(d)	Real Estate Investment Trusts	773	783	774
XPO Logistics, Inc., 6.5%, 6/15/22	(d)	Transportation	1,241	1,246	1,247
Total Corporate Bonds				$76,371	$76,704

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stock—26.3%
Adaptive Biotechnologies Corp.	(j)	Healthcare-Products	1,749	$81	$85
Aon Plc		Insurance	965	193	199
Ball Corp.	(i)	Packaging & Containers	52,367	3,179	4,353
Booking Holdings, Inc.	(j)	Internet	49	63	84
Brown-Forman Corp.		Beverages	345	21	26
Carlson Travel, Inc.		Leisure Time	116	—	13
Chocoladefabriken Lindt & Spruengli AG		Food	1	77	89
Cintas Corp.	(i)	Commercial Services	6,157	1,417	2,049
Costco Wholesale Corp.	(i)	Retail	5,273	1,396	1,872
CSX Corp.	(i)	Transportation	12,851	863	998
Davide Campari-Milano N.V.		Beverages	110,541	984	1,208
Domino's Pizza, Inc.	(i)	Retail	2,812	733	1,196
Ecolab, Inc.		Chemicals	3,670	714	733
Five Below, Inc.	(j)	Retail	7,260	793	922
Home Depot, Inc.	(i)	Retail	10,922	2,265	3,033
Intuit, Inc.	(i)	Software	3,334	869	1,088
Kansas City Southern		Transportation	7,746	1,042	1,401
Mastercard, Inc.	(i)	Diversified Financial Services	6,256	1,562	2,116

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mettler-Toledo International, Inc.	(i) (j)	Electronics	1,678	$1,141	$1,621
Microsoft Corp.	(i)	Software	13,504	1,960	2,840
Moody's Corp.	(i)	Commercial Services	4,214	813	1,221
O'Reilly Automotive, Inc.	(j)	Retail	1,493	425	688
Pool Corp.		Distribution/Wholesale	3,273	607	1,095
Republic Services, Inc.		Environmental Control	13,586	1,142	1,268
Sherwin-Williams Co.	(i)	Chemicals	4,816	2,493	3,356
Thermo Fisher Scientific, Inc.	(i)	Healthcare-Products	2,701	765	1,193
Toro Co./The		Housewares	5,711	417	480
Ulta Salon Cosmetics & Fragrance, Inc.	(j)	Retail	2,037	339	456
Union Pacific Corp.	(i)	Transportation	9,963	1,625	1,961
UnitedHealth Group, Inc.		Healthcare-Services	2,973	887	927
Visa, Inc.	(i)	Diversified Financial Services	3,082	550	616
VMware, Inc.	(j)	Software	2,232	320	321
Vroom, Inc.	(j)	Retail	5,242	262	271
Zoetis, Inc.		Pharmaceuticals	5,964	743	986
Total Common Stock				$30,741	$40,765

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—26.9%
State Street Institutional Liquid Reserves Fund - Premier Class	(k)	0.11%	41,685,095	$41,700	$41,693
Total Short-Term Investments				$41,700	41,693
TOTAL INVESTMENTS—102.7%				$148,812	159,162
Other Liabilities in Excess of Assets—(2.7)%					(4,228)
Net Assets—100.0%					$154,934

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short—(5.2)%
Invesco QQQ Trust Series 1			(3,662)	$(1,010)	$(1,018)
iShares Russell 2000 ETF			(26,459)	(4,024)	(3,963)
SPDR S&P 500 ETF Trust			(4,749)	(1,650)	(1,590)
SPDR S&P MidCap 400 ETF Trust			(4,526)	(1,570)	(1,534)
Total Mutual Funds Sold Short				$(8,254)	$(8,105)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value (c)
Corporate Bonds Sold Short—(5.3)%
Aramark Services, Inc., 5.0%, 4/1/25		Food Service	$(758)	$(759)	$(771)
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.0%, 2/15/25		Packaging & Containers	(201)	(206)	(209)
Bausch Health Cos., Inc., 6.1%, 4/15/25		Pharmaceuticals	(801)	(800)	(821)
Boyd Gaming Corp., 6.4%, 4/1/26		Lodging	(273)	(273)	(285)
CCO Holdings LLC / CCO Holdings Capital Corp., 5.8%, 2/15/26		Media Entertainment	(273)	(283)	(284)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value (c)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.4%, 6/1/24		Entertainment	$(273)	$(270)	$(262)
Crown Americas LLC / Crown Americas Capital Corp., 4.8%, 2/1/26		Packaging & Containers	(68)	(71)	(71)
Dana Financing Luxembourg Sarl, 5.8%, 4/15/25		Auto Parts & Equipment	(82)	(81)	(84)
Hilton Domestic Operating Co., Inc., 5.1%, 5/1/26		Lodging	(284)	(288)	(292)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.6%, 4/1/25		Lodging	(273)	(270)	(275)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.8%, 2/1/24		Investment Companies	(286)	(296)	(294)
Penske Automotive Group, Inc., 5.5%, 5/15/26		Retail	(75)	(71)	(78)
Qorvo, Inc., 3.4%, 4/1/31		Semiconductors	(222)	(222)	(226)
Sabre GLBL, Inc., 5.3%, 11/15/23		Commercial Services	(450)	(450)	(441)
Sally Holdings LLC / Sally Capital, Inc., 5.6%, 12/1/25		Retail	(290)	(289)	(294)
Sotheby's, 7.4%, 10/15/27		Commercial Services	(510)	(520)	(511)
Sprint Capital Corp., 6.9%, 11/15/28		Telecommunications	(548)	(669)	(684)
TransDigm, Inc., 6.5%, 5/15/25		Aerospace/Defense	(528)	(531)	(527)
United Rentals North America, Inc., 4.6%, 10/15/25		Commercial Services	(268)	(265)	(274)
United Rentals North America, Inc., 4.9%, 1/15/28		Commercial Services	(692)	(718)	(728)
US Foods, Inc., 5.9%, 6/15/24		Food	(375)	(354)	(378)
Vistra Operations Co. LLC, 5.5%, 9/1/26		Electric	(195)	(199)	(204)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.5%, 3/1/25		Lodging	(227)	(212)	(218)
Total Corporate Bonds Sold Short				$(8,097)	$(8,211)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short—(7.6)%
AGCO Corp.		Machinery-Diversified	(3,446)	$(252)	$(256)
Airbus SE		Aerospace/Defense	(3,000)	(244)	(218)
Albemarle Corp.		Chemicals	(2,424)	(189)	(216)
AMC Entertainment Holdings, Inc.		Entertainment	(2,147)	(14)	(10)
American Airlines Group, Inc.		Airlines	(30,200)	(335)	(371)
Anheuser-Busch InBev S.A./N.V.		Beverages	(5,382)	(295)	(290)
Arch Resources, Inc.		Water	(847)	(30)	(36)
Bank OZK		Commercial Banks	(646)	(14)	(14)
Bed Bath & Beyond, Inc.		Retail	(8,608)	(99)	(129)
Berkshire Hathaway, Inc.		Insurance	(4,308)	(910)	(917)
Carvana Co.		Retail	(43)	(7)	(10)
Caterpillar, Inc.		Machinery-Construction & Mining	(862)	(119)	(129)
Cheesecake Factory, Inc.		Retail	(10,770)	(301)	(299)
Colgate-Palmolive Co.		Household Products	(6,462)	(492)	(498)
Credit Acceptance Corp.		Diversified Financial Services	(730)	(288)	(247)
Dunkin' Brands Group, Inc.		Retail	(5,380)	(384)	(441)
EPR Properties		Real Estate Investment Trusts	(4,621)	(177)	(127)
Erie Indemnity Co.		Insurance	(140)	(23)	(29)
Exxon Mobil Corp.		Oil & Gas	(8,925)	(390)	(306)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Flowserve Corp.		Machinery-Diversified	(7,234)	$(201)	$(197)
Fox Factory Holding Corp.		Auto Parts & Equipment	(187)	(15)	(14)
frontdoor, Inc.		Engineering & Construction	(431)	(17)	(17)
Gap, Inc.		Retail	(6,030)	(84)	(103)
Goosehead Insurance, Inc.		Insurance	(2,537)	(191)	(220)
Hargreaves Lansdown Plc		Diversified Financial Services	(4,100)	(91)	(83)
HCA Healthcare, Inc.		Healthcare-Services	(431)	(50)	(54)
Healthcare Services Group, Inc.		Food Service	(4,985)	(128)	(107)
HEICO Corp.		Aerospace/Defense	(2,583)	(279)	(270)
Illinois Tool Works, Inc.		Miscellaneous Manufacturing	(2,586)	(479)	(500)
JB Hunt Transport Services, Inc.		Transportation	(862)	(109)	(109)
Kemper Corp.		Insurance	(1,033)	(83)	(69)
Kohl's Corp.		Retail	(17,239)	(355)	(319)
Lancaster Colony Corp.		Food	(745)	(117)	(133)
Lands' End, Inc.		Internet	(2,154)	(27)	(28)
Macy's, Inc.		Retail	(6,462)	(43)	(37)
Monster Beverage Corp.		Beverages	(6,800)	(488)	(545)
MSA Safety, Inc.		Hand/Machine Tools	(373)	(46)	(50)
New York Times Co.		Media Entertainment	(3,227)	(138)	(138)
Old Dominion Freight Line, Inc.		Transportation	(1,723)	(281)	(312)
Oracle Corp.		Software	(6,458)	(372)	(385)
Paychex, Inc.		Software	(6,462)	(494)	(515)
Pearson Plc		Media Entertainment	(10,400)	(80)	(74)
Penn National Gaming, Inc.		Entertainment	(1,723)	(113)	(125)
Planet Fitness, Inc.		Leisure Time	(1,291)	(74)	(80)
Reliance Steel & Aluminum Co.		Iron/Steel	(646)	(67)	(66)
Rolls-Royce Holdings Plc		Aerospace/Defense	(21,500)	(69)	(36)
Safran S.A.		Aerospace/Defense	(3,268)	(350)	(324)
Snap-on, Inc.		Hand/Machine Tools	(2,575)	(353)	(379)
Splunk, Inc.		Software	(1,004)	(180)	(189)
Stanley Black & Decker, Inc.		Hand/Machine Tools	(143)	(17)	(23)
Taylor Morrison Home Corp.		Home Builders	(186)	(5)	(5)
Tenaris S.A.		Metal Fabricate/Hardware	(1,033)	(12)	(10)
Tenet Healthcare Corp.		Healthcare-Services	(8,918)	(201)	(219)
Texas Roadhouse, Inc.		Retail	(1,292)	(78)	(79)
Under Armour, Inc.		Apparel	(26,684)	(270)	(300)
Verizon Communications, Inc.		Telecommunications	(1,654)	(97)	(98)
Westinghouse Air Brake Technologies Corp.		Machinery-Diversified	(646)	(40)	(40)
Woodward, Inc.		Electronics	(1,694)	(126)	(136)
Xylem, Inc.		Machinery-Diversified	(8,867)	(624)	(746)
Yum! Brands, Inc.		Retail	(1,723)	(162)	(157)
Total Common Stocks Sold Short				$(11,569)	$(11,834)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

U.S. Treasury Sold Short—(2.3)%

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Cost	Fair Value(c)
U.S. Treasury Note, 0.6%, 5/15/30		Sovereign	$(3,500)	$(3,455)	$(3,488)
Total U.S. Treasury Sold Short				$(3,455)	$(3,488)
Total Investments Sold Short				$(31,375)	$(31,638)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	12/16/20	USD	104	CHF	94	$2	$—
Morgan Stanley & Co. International PLC	12/16/20	USD	343	EUR	289	4	—
Morgan Stanley & Co. International PLC	12/16/20	USD	41	EUR	35	—	—
Morgan Stanley & Co. International PLC	12/16/20	USD	89	EUR	75	1	—
Morgan Stanley & Co. International PLC	12/16/20	USD	93	EUR	78	1	—
Total Forward Foreign Currency Exchange Contracts						$8	$—

Total Return Debt Swaps(l)—(0.0)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	1 Month LIBOR + 1.30%	Crown Americas LLC, 4.5%, 1/15/23	USD	52	11/17/20	Monthly	$—	$(1)	$—	$1
Deutsche Bank	1 Month LIBOR + 1.30%	EG Global Finance PLC, 8.5%, 10/30/25	USD	905	11/17/20	Monthly	(24)	(10)	14	—
Total Total Return Debt Swaps							$(24)	$(11)	$14	$1

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Total Return Index Swaps(l)—(0.3)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	0%	Total return on BofA Merrill Lynch Commodity Excess Return Strategy(m)	USD	11,072	8/18/21	Quarterly	$—	$46	$46	$—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - Equity ER(n)	USD	8,244	5/28/21	Quarterly	—	(88)	—	88
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - EM FX ER(o)	USD	5,030	5/28/21	Quarterly	—	(81)	—	81
Barclays Bank PLC	Fixed Rate of 0.20%	Total return on Barclays Cross Asset Trend Index - Commodity ER(p)	USD	7,531	7/30/21	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays IDMF Strategy(q)	USD	6,011	11/20/20	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays IDMF Strategy(r)	USD	18,742	11/20/20	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - Developed FX ER(s)	USD	3,829	5/28/21	Quarterly	—	(198)	—	198
Barclays Bank PLC	0%	Total return on Barclays MERCI + Strategy(t)	USD	23,000	5/26/21	N/A	—	(166)	—	166
BNP Paribas	Total return on BNP Short Sustainable Index(u)	3 Month LIBOR - 0.06%	USD	15,601	5/26/21	Quarterly	—	333	333	—
BNP Paribas	3 Month LIBOR + 0.15%	Total return on BNP Equity Value Factor(v)	USD	19,203	6/15/21	Quarterly	—	(432)	—	432
BNP Paribas	Total return on BNP Equity Growth Factor(w)	3 Month LIBOR - 0.05%	USD	20,800	6/15/21	Quarterly	—	50	50	—
BNP Paribas	3 Month LIBOR - 0.15%	Total return on MSCI Emerging Net Total Return USD Index(x)	USD	10,023	6/3/21	Quarterly	—	(228)	—	228
BNP Paribas	3 Month LIBOR + 0.20%	Total return on BNP Long Sustainable Dividend Basket Index(y)	USD	19,458	5/26/21	Quarterly	—	(166)	—	166

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	Total return on MSCI Daily Total Return Gross EAFE USD(z)	3 Month LIBOR + 0.32%	USD	9,321	6/3/21	Quarterly	$—	$193	$193	$—
BNP Paribas	3 Month LIBOR + 0.25%	Total return on BNP Event Driven Long Basket Index(aa)	USD	16,398	7/31/21	Quarterly	—	59	59	—
BNP Paribas	Total return on BNP Event Driven Short Index(ab)	3 Month LIBOR + 0.10%	USD	11,528	7/31/21	Quarterly	—	(165)	—	165
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(ac)	USD	33,009	6/15/21	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy Index(ad)	USD	10,858	11/30/20	Quarterly	—	(6)	—	6
Goldman Sachs International	Fixed Rate of 0.45%	Total return on Goldman Sachs Macro Index MF13(ae)	USD	12,241	4/6/21	Quarterly	—	99	99	—
Goldman Sachs International	3 Month LIBOR	Total return on Russell 2000 Total Return Index(af)	USD	7,987	5/26/21	Quarterly	—	(269)	—	269
Goldman Sachs International	Total return on Russell 1000 Index Total Return(ag)	3 Month LIBOR + 0.10%	USD	8,397	5/26/21	Quarterly	—	309	309	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.04%	Total return on JP Morgan Equity Risk Premium - Global Pure Low Vol L/S USD Index 1(ah)	USD	19,328	6/30/21	Quarterly	—	(8)	—	8
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on US Conviction Mean Reversion Index(ai)	USD	8,212	6/15/21	Quarterly	—	64	64	—
JP Morgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector Index(aj)	USD	12,508	8/3/21	Quarterly	—	374	374	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.25%	Total return on JPM Correlation Spread Index(ak)	USD	10,000	7/30/21	Quarterly	—	556	556	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, N.A.	Total return on JPM Short ERP Sector Index(al)	3 Month LIBOR - 0.25%	USD	11,578	8/3/21	Quarterly	$—	$(344)	$—	$344
Nomura Securities Co., Ltd.	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket D in USD Index(am)	USD	48,850	7/27/21	Quarterly	—	(320)	—	320
Nomura Securities Co., Ltd.	Fixed Rate of 0.15%	Total return on Nomura G10 FX Mean Reversion 25x Index(an)	USD	13,300	7/30/21	Quarterly	—	93	93	—
Societe Generale	Fixed Rate of 0.15%	Total return on Delta Cap Mean Reversion Index(ao)	USD	8,220	4/30/21	Quarterly	—	45	45	—
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(ap)	USD	24,902	4/7/21	N/A	—	(274)	—	274
Total Total Return Index Swaps							$—	$(524)	$2,221	$2,745

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of September 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $47,448, which represents approximately 30.6% of net assets as of September 30, 2020.

(e)	Position or portion thereof unsettled as of September 30, 2020.

(f)	All or portion of security is pledged as collateral for swaps. Total market value of securities pledged as collateral on swaps amounts to $3,739, which represents approximately 2.4% of net assets as of September 30, 2020.

(g)	Security is in default.

(h)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $682, which represents approximately 0.4% of net assets as of September 30, 2020.

(i)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. ("MSC"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of September 30, 2020, there were no securities rehypothecated by MSC.

(j)	Security is non-income producing.

(k)	Rate represents the seven-day yield as of September 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(l)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(m)	Basket of three commodity strategies: Cross-Maturity Seasonal Carry, Cross-Sectional Carry/Backwardation, and Spot Price Mean Reversion Value.

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of
		Notional
Futures
NATURAL GAS Nov20	(2,446)	-22.00%
NATURAL GAS Dec20	1,979	17.80%
LME COPPER Jan21	1,957	17.60%
LME COPPER Dec20	(1,712)	-15.40%
SOYBEAN Nov20	(1,601)	-14.40%
SOYBEAN Mar21	1,568	14.10%
CORN Dec20	(1,512)	-13.60%
CORN May21	1,501	13.50%
WTI CRUDE Jan21	1,345	12.10%
WTI CRUDE Nov20	(1,345)	-12.10%
BRENT CRUDE Jan21	(1,156)	-10.40%
BRENT CRUDE Feb21	1,123	10.10%
CATTLE FEEDER Jan21	(1,112)	-10.00%
GOLD 100 OZ Dec20	1,112	10.00%
SILVER Dec20	(1,112)	-10.00%
LME PRI ALUM Nov20	(1,101)	-9.90%
LME PRI ALUM Jan21	1,090	9.80%
SOYBEAN MEAL Mar21	1,056	9.50%
GOLD 100 OZ Feb21	1,034	9.30%
SOYBEAN MEAL Dec20	(978)	-8.80%
LIVE CATTLE Dec20	(934)	-8.40%
LME ZINC Jan21	912	8.20%
LME ZINC Nov20	(912)	-8.20%
WTI CRUDE Dec20	(901)	-8.10%
BRENT CRUDE Dec20	(845)	-7.60%
WHEAT (CBT) Dec20	(834)	-7.50%
WHEAT (CBT) Mar21	823	7.40%
SOYBEAN OIL Mar21	778	7.00%
SUGAR #11 (WORLD) Mar21	(778)	-7.00%
SUGAR #11 (WORLD) May21	767	6.90%
LME NICKEL Nov20	(756)	-6.80%
LME NICKEL Jan21	745	6.70%
SOYBEAN OIL Dec20	(723)	-6.50%
LEAN HOGS Dec20	689	6.20%
LIVE CATTLE Apr21	678	6.10%
COFFEE 'C' May21	656	5.90%
COFFEE 'C' Dec20	(645)	-5.80%
NY Harb ULSD Dec20	478	4.30%
Low Su Gasoil G Dec20	456	4.10%
LEAN HOGS Apr21	434	3.90%
KC HRW WHEAT Dec20	(422)	-3.80%
KC HRW WHEAT Mar21	411	3.70%
GASOLINE RBOB Jan21	400	3.60%
GASOLINE RBOB Nov20	(400)	-3.60%
CORN Dec21	(389)	-3.50%
COTTON NO.2 Dec20	(367)	-3.30%
Low Su Gasoil G Jan21	367	3.30%
Low Su Gasoil G Nov20	(367)	-3.30%
SOYBEAN Nov21	367	3.30%
NY Harb ULSD Jan21	311	2.80%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(n)	Barclays Cross-Asset Trend constituent with exposure to futures contracts on equity indices. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	8,159	100.00%
Futures
S&P 500 Dec20	583	7.15%
EURO STOXX 50 Dec20	484	5.93%
NASDAQ 100 E-MINI Dec20	479	5.87%
MSCI TAIWAN INDEX Oct20	415	5.09%

(o)	Barclays Cross-Asset Trend constituent with exposure to forward contracts on emerging market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/PHP 1MO	1,841	37.18%
USD/INR 1MO	1,689	34.12%
USD/SGD 1MO	1,590	32.13%
USD/ILS 1MO	(1,160)	-23.44%
USD/KRW 1MO	1,082	21.85%
USD/IDR 1MO	(561)	-11.33%
USD/RUB 1MO	(536)	-10.82%
USD/TRY 1MO	(488)	-9.86%
USD/MXN 1MO	423	8.54%
USD/ZAR 1MO	382	7.72%
USD/BRL 1MO	(275)	-5.56%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(p)	Barclays Cross-Asset Trend constituent with exposure to forward contracts on emerging market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
WTI CRUDE Nov20	(405)	-5.38%
GOLD 100 OZ Dec20	392	5.20%
Low Su Gasoil G Nov20	(314)	-4.17%
LME COPPER Nov20	159	2.11%
SOYBEAN Nov20	123	1.64%
SILVER Dec20	115	1.53%
LME PRI ALUM Nov20	92	1.22%
LME ZINC Nov20	57	0.76%
LME NICKEL Nov20	50	0.66%
CORN Dec20	43	0.57%
SUGAR #11 (WORLD) Mar21	(37)	-0.49%
WHEAT (CBT) Dec20	17	0.22%

(q)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDMF Strategy Index	6,011	100.00%

(r)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDMF Strategy Index	18,742	100.00%

(s)	Barclays Cross-Asset Trend constituent with exposure to forward contracts on developed market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/JPY 1MO	829	22.81%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(t)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/AUD	(3,262)	-14.29%
USD/GBP	(3,262)	-14.29%
USD/CAD	(3,262)	-14.29%
USD/EUR	(3,262)	-14.29%
USD/JPY	(3,262)	-14.29%
USD/NZD	(3,262)	-14.29%
USD/CHF	(3,262)	-14.29%

(u)	Short basket of stocks least likely to continue paying dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Paycom Software Inc	(240)	(75)	-0.49%
Centene Corp	(1,259)	(73)	-0.48%
DXC Technology Co	(4,088)	(73)	-0.48%
NVIDIA Corp	(134)	(73)	-0.48%
Humana Inc	(175)	(72)	-0.47%
Becton Dickinson and Co	(311)	(72)	-0.47%
Cigna Corp	(425)	(72)	-0.47%
Thermo Fisher Scientific Inc	(163)	(72)	-0.47%
Advanced Micro Devices Inc	(879)	(72)	-0.47%
DexCom Inc	(175)	(72)	-0.47%
PerkinElmer Inc	(573)	(72)	-0.47%
HCA Healthcare Inc	(576)	(72)	-0.47%
Edwards Lifesciences Corp	(899)	(72)	-0.47%
ANSYS Inc	(219)	(72)	-0.47%
Danaher Corp	(333)	(72)	-0.47%
Harley-Davidson Inc	(2,922)	(72)	-0.47%
CDW Corp/DE	(600)	(72)	-0.47%
Lennar Corp	(877)	(72)	-0.47%
Norwegian Cruise Line Holdings	(4,186)	(72)	-0.47%
PayPal Holdings Inc	(363)	(72)	-0.47%
SBA Communications Corp	(225)	(72)	-0.47%
Universal Health Services Inc	(669)	(72)	-0.47%
Zoetis Inc	(433)	(72)	-0.47%
Intuitive Surgical Inc	(101)	(72)	-0.47%
Laboratory Corp of America Hol	(380)	(71)	-0.47%
Facebook Inc	(272)	(71)	-0.47%
Netflix Inc	(142)	(71)	-0.47%
AutoZone Inc	(60)	(71)	-0.47%
salesforce.com Inc	(283)	(71)	-0.47%
STERIS PLC	(404)	(71)	-0.47%
Catalent Inc	(831)	(71)	-0.47%
Aptiv PLC	(776)	(71)	-0.47%
IDEXX Laboratories Inc	(181)	(71)	-0.47%
IPG Photonics Corp	(418)	(71)	-0.47%
Vertex Pharmaceuticals Inc	(261)	(71)	-0.47%
Costco Wholesale Corp	(200)	(71)	-0.47%
Moody's Corp	(245)	(71)	-0.47%
DR Horton Inc	(938)	(71)	-0.46%
Martin Marietta Materials Inc	(301)	(71)	-0.46%
IQVIA Holdings Inc	(450)	(71)	-0.46%
Agilent Technologies Inc	(702)	(71)	-0.46%
SVB Financial Group	(294)	(71)	-0.46%
Vulcan Materials Co	(523)	(71)	-0.46%
Aon PLC	(343)	(71)	-0.46%
Align Technology Inc	(216)	(71)	-0.46%
DaVita Inc	(827)	(71)	-0.46%
Cadence Design Systems Inc	(664)	(71)	-0.46%
ABIOMED Inc	(255)	(71)	-0.46%
Mylan NV	(4,768)	(71)	-0.46%
PulteGroup Inc	(1,527)	(71)	-0.46%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(v)	Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	5,532	1,164	6.20%
Johnson & Johnson	2,003	298	1.59%
Procter & Gamble Co/The	1,960	272	1.45%
JPMorgan Chase & Co	2,425	233	1.24%
Verizon Communications Inc	3,602	214	1.14%
Walmart Inc	1,465	205	1.09%
Merck & Co Inc	2,168	180	0.96%
Pfizer Inc	4,833	177	0.94%
AT&T Inc	6,193	177	0.94%
Walt Disney Co/The	1,413	175	0.93%
Coca-Cola Co/The	3,438	170	0.90%
PepsiCo Inc	1,176	163	0.87%
Abbott Laboratories	1,463	159	0.85%
AbbVie Inc	1,706	149	0.80%
Cisco Systems Inc	3,673	145	0.77%
QUALCOMM Inc	1,204	142	0.75%
Texas Instruments Inc	988	141	0.75%
Amgen Inc	528	134	0.72%
McDonald's Corp	608	133	0.71%
Danaher Corp	605	130	0.69%
Oracle Corp	2,062	123	0.66%
Union Pacific Corp	622	122	0.65%
Bristol-Myers Squibb Co	2,021	122	0.65%
Exxon Mobil Corp	3,539	121	0.65%
Eli Lilly & Co	812	120	0.64%
NextEra Energy Inc	395	110	0.58%
Chevron Corp	1,482	107	0.57%
Honeywell International Inc	637	105	0.56%
Target Corp	663	104	0.56%
Philip Morris International In	1,382	104	0.55%
International Business Machine	820	100	0.53%
3M Co	581	93	0.50%
FedEx Corp	358	90	0.48%
Caterpillar Inc	570	85	0.45%
Wells Fargo & Co	3,609	85	0.45%
Citigroup Inc	1,915	83	0.44%
Mondelez International Inc	1,412	81	0.43%
Air Products & Chemicals Inc	265	79	0.42%
Gilead Sciences Inc	1,248	79	0.42%
Deere & Co	353	78	0.42%
Goldman Sachs Group Inc/The	386	78	0.41%
Prologis Inc	772	78	0.41%
CVS Health Corp	1,308	76	0.41%
Altria Group Inc	1,923	74	0.40%
Activision Blizzard Inc	886	72	0.38%
Crown Castle International Cor	428	71	0.38%
Freeport-McMoRan Inc	4,498	70	0.37%
Autodesk Inc	302	70	0.37%
American Express Co	691	69	0.37%
Becton Dickinson and Co	296	69	0.37%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(w)	Seeks to provide directional exposure that is short Wilshire US Large Cap Growth Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	(11,432)	(1,324)	-6.38%
Amazon.com Inc	(325)	(1,023)	-4.93%
Alphabet Inc	(421)	(618)	-2.98%
Facebook Inc	(1,562)	(409)	-1.97%
Berkshire Hathaway Inc	(1,513)	(322)	-1.55%
Tesla Inc	(607)	(260)	-1.25%
Visa Inc	(1,166)	(233)	-1.12%
NVIDIA Corp	(422)	(228)	-1.10%
Home Depot Inc/The	(757)	(210)	-1.01%
Mastercard Inc	(602)	(204)	-0.98%
Adobe Inc	(393)	(193)	-0.93%
PayPal Holdings Inc	(941)	(185)	-0.89%
UnitedHealth Group Inc	(579)	(181)	-0.87%
Netflix Inc	(349)	(175)	-0.84%
salesforce.com Inc	(671)	(169)	-0.81%
Comcast Corp	(3,603)	(167)	-0.80%
Intel Corp	(3,075)	(159)	-0.77%
Thermo Fisher Scientific Inc	(322)	(142)	-0.69%
Bank of America Corp	(5,763)	(139)	-0.67%
Costco Wholesale Corp	(372)	(132)	-0.64%
NIKE Inc	(901)	(113)	-0.55%
Wayfair Inc	(387)	(113)	-0.54%
United Parcel Service Inc	(654)	(109)	-0.52%
Lowe's Cos Inc	(629)	(104)	-0.50%
Broadcom Inc	(265)	(97)	-0.47%
Advanced Micro Devices Inc	(1,142)	(94)	-0.45%
ServiceNow Inc	(184)	(89)	-0.43%
Starbucks Corp	(980)	(84)	-0.41%
T-Mobile US Inc	(730)	(83)	-0.40%
Lockheed Martin Corp	(216)	(83)	-0.40%
Charter Communications Inc	(133)	(83)	-0.40%
Carvana Co	(370)	(82)	-0.40%
American Tower Corp	(334)	(81)	-0.39%
Square Inc	(471)	(77)	-0.37%
S&P Global Inc	(211)	(76)	-0.37%
Fidelity National Information	(512)	(75)	-0.36%
Intuit Inc	(223)	(73)	-0.35%
Zoetis Inc	(439)	(73)	-0.35%
DocuSign Inc	(330)	(71)	-0.34%
Peloton Interactive Inc	(714)	(71)	-0.34%
Booking Holdings Inc	(41)	(70)	-0.34%
Etsy Inc	(565)	(69)	-0.33%
Zoom Video Communications Inc	(144)	(68)	-0.33%
Boeing Co/The	(410)	(68)	-0.33%
Match Group Inc	(607)	(67)	-0.32%
Intuitive Surgical Inc	(93)	(66)	-0.32%
Stryker Corp	(311)	(65)	-0.31%
Colgate-Palmolive Co	(836)	(64)	-0.31%
Sherwin-Williams Co/The	(92)	(64)	-0.31%
Morgan Stanley	(1,293)	(63)	-0.30%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(x)	Seeks to provide directional exposure that is long the MSCI Emerging Markets Net Total Return USD Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Emerging Net Total Return USD Index	9,795	100.00%

(y)	Long basket of stocks most likely to continue paying dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Target Corp	4,548	716	3.71%
BlackRock Inc	1,036	584	3.03%
Clorox Co/The	2,508	527	2.73%
Medtronic PLC	5,069	527	2.73%
Walmart Inc	3,763	527	2.73%
Kimberly-Clark Corp	3,463	511	2.65%
Colgate-Palmolive Co	6,554	506	2.62%
Coca-Cola Co/The	10,033	495	2.57%
Johnson & Johnson	3,291	490	2.54%
PepsiCo Inc	3,455	479	2.48%
Honeywell International Inc	2,514	414	2.14%
Air Products & Chemicals Inc	1,254	373	1.93%
PPG Industries Inc	3,010	367	1.90%
Quest Diagnostics Inc	3,155	361	1.87%
Apple Inc	2,885	334	1.73%
NIKE Inc	2,568	322	1.67%
American Express Co	3,154	316	1.64%
Home Depot Inc/The	1,071	298	1.54%
Caterpillar Inc	1,914	285	1.48%
Accenture PLC	1,252	283	1.47%
Aflac Inc	7,699	280	1.45%
S&P Global Inc	772	278	1.44%
Eastman Chemical Co	3,548	277	1.44%
WW Grainger Inc	771	275	1.43%
General Mills Inc	4,390	271	1.40%
International Business Machine	2,219	270	1.40%
Merck & Co Inc	3,247	269	1.40%
Emerson Electric Co	4,097	269	1.39%
Dover Corp	2,441	264	1.37%
Eli Lilly & Co	1,779	263	1.36%
McDonald's Corp	1,197	263	1.36%
Microsoft Corp	1,227	258	1.34%
Abbott Laboratories	2,361	257	1.33%
Kellogg Co	3,932	254	1.32%
Maxim Integrated Products Inc	3,751	254	1.31%
NextEra Energy Inc	891	247	1.28%
Procter & Gamble Co/The	1,777	247	1.28%
Ecolab Inc	1,225	245	1.27%
Realty Income Corp	4,029	245	1.27%
Public Storage	1,092	243	1.26%
Intercontinental Exchange Inc	2,430	243	1.26%
Republic Services Inc	2,583	241	1.25%
Cardinal Health Inc	5,125	241	1.25%
MetLife Inc	6,417	239	1.24%
American Water Works Co Inc	1,630	236	1.22%
Hasbro Inc	2,819	233	1.21%
UnitedHealth Group Inc	747	233	1.21%
Verizon Communications Inc	3,803	226	1.17%
United Parcel Service Inc	1,348	225	1.16%
Anthem Inc	835	224	1.16%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(z)	Seeks to provide directional exposure that is short MSCI Daily Total Return Gross EAFE Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Daily TR Gross EAFE USD	(9,132)	-100.00%

(aa)	Long basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Evergy Inc	7,098	361	2.19%
GrubHub Inc	3,484	252	1.53%
Maxim Integrated Products Inc	3,654	247	1.50%
Magellan Health Inc	3,195	242	1.47%
Momenta Pharmaceuticals Inc	4,582	240	1.46%
Citrix Systems Inc	1,722	237	1.44%
Varian Medical Systems Inc	1,379	237	1.44%
Gilead Sciences Inc	3,727	236	1.43%
Kansas City Southern	1,293	234	1.42%
TEGNA Inc	19,905	234	1.42%
EMCOR Group Inc	3,381	229	1.39%
Nielsen Holdings PLC	16,145	229	1.39%
NuVasive Inc	4,680	227	1.38%
Tiffany & Co	1,962	227	1.38%
Symantec Corp	10,590	221	1.34%
CyrusOne Inc	3,148	220	1.34%
Workday Inc	995	214	1.30%
MarketAxess Holdings Inc	421	203	1.23%
Aspen Technology Inc	1,496	189	1.15%
Toll Brothers Inc	3,723	181	1.10%
Agilent Technologies Inc	1,767	178	1.08%
New Residential Investment Cor	22,168	176	1.07%
Rexford Industrial Realty Inc	3,671	168	1.02%
Cabot Oil & Gas Corp	9,393	163	0.99%
Ameriprise Financial Inc	1,039	160	0.97%
Duke Realty Corp	4,249	157	0.95%
AbbVie Inc	1,783	156	0.95%
West Pharmaceutical Services I	556	153	0.93%
Monolithic Power Systems Inc	544	152	0.92%
Incyte Corp	1,661	149	0.91%
AECOM	3,471	145	0.88%
Lincoln Electric Holdings Inc	1,571	145	0.88%
UnitedHealth Group Inc	457	142	0.87%
Lennox International Inc	521	142	0.86%
L Brands Inc	4,427	141	0.86%
SEI Investments Co	2,737	139	0.84%
McKesson Corp	929	138	0.84%
Cullen/Frost Bankers Inc	2,158	138	0.84%
NextEra Energy Inc	495	138	0.84%
Cree Inc	2,123	135	0.82%
National Fuel Gas Co	3,323	135	0.82%
DTE Energy Co	1,167	134	0.82%
Illinois Tool Works Inc	694	134	0.81%
Adobe Inc	269	132	0.80%
Lear Corp	1,184	129	0.78%
Hershey Co/The	897	129	0.78%
Prologis Inc	1,277	128	0.78%
Willis Towers Watson PLC	611	128	0.78%
O'Reilly Automotive Inc	276	127	0.77%
McDonald's Corp	579	127	0.77%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(ab)	Short basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Immunomedics Inc	(3,302)	(281)	-2.40%
Cognizant Technology Solutions	(2,579)	(179)	-1.53%
OneMain Holdings Inc	(5,429)	(170)	-1.45%
Jabil Inc	(4,781)	(164)	-1.40%
Newell Brands Inc	(9,477)	(163)	-1.39%
Stericycle Inc	(2,449)	(154)	-1.32%
Axon Enterprise Inc	(1,677)	(152)	-1.30%
Syneos Health Inc	(2,861)	(152)	-1.30%
Enphase Energy Inc	(1,799)	(149)	-1.27%
PG&E Corp	(15,325)	(144)	-1.23%
East West Bancorp Inc	(4,324)	(142)	-1.21%
Omega Healthcare Investors Inc	(4,611)	(138)	-1.18%
Helmerich & Payne Inc	(9,264)	(136)	-1.16%
Eagle Materials Inc	(1,532)	(132)	-1.13%
Platform Specialty Products Co	(12,468)	(131)	-1.12%
Lamb Weston Holdings Inc	(1,977)	(131)	-1.12%
Trinity Industries Inc	(6,660)	(130)	-1.11%
Lincoln National Corp	(4,108)	(129)	-1.10%
Spirit Realty Capital Inc	(3,813)	(129)	-1.10%
Zebra Technologies Corp	(505)	(128)	-1.09%
Keurig Dr Pepper Inc	(4,578)	(126)	-1.08%
MGIC Investment Corp	(14,261)	(126)	-1.08%
AO Smith Corp	(2,371)	(125)	-1.07%
Western Digital Corp	(3,297)	(121)	-1.03%
Gaming and Leisure Properties	(3,200)	(118)	-1.01%
Bio-Techne Corp	(472)	(117)	-1.00%
Twilio Inc	(472)	(117)	-1.00%
Elastic NV	(1,057)	(114)	-0.98%
United Continental Holdings In	(3,276)	(114)	-0.97%
Nutanix Inc	(5,074)	(113)	-0.96%
Goldman Sachs Group Inc/The	(551)	(111)	-0.95%
WW Grainger Inc	(310)	(111)	-0.95%
Cable One Inc	(59)	(110)	-0.94%
Cognex Corp	(1,695)	(110)	-0.94%
Santander Consumer USA Holding	(6,059)	(110)	-0.94%
Trade Desk Inc/The	(212)	(110)	-0.94%
Extra Space Storage Inc	(1,024)	(110)	-0.94%
Five9 Inc	(834)	(108)	-0.92%
FirstEnergy Corp	(3,745)	(108)	-0.92%
Alaska Air Group Inc	(2,929)	(107)	-0.92%
Boston Scientific Corp	(2,799)	(107)	-0.91%
Raymond James Financial Inc	(1,457)	(106)	-0.91%
Perrigo Co PLC	(2,296)	(105)	-0.90%
Spirit AeroSystems Holdings In	(5,568)	(105)	-0.90%
Woodward Inc	(1,314)	(105)	-0.90%
American Water Works Co Inc	(723)	(105)	-0.90%
Synchrony Financial	(3,997)	(105)	-0.89%
Haemonetics Corp	(1,195)	(104)	-0.89%
Switch Inc	(6,678)	(104)	-0.89%
Zimmer Biomet Holdings Inc	(764)	(104)	-0.89%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(ac)	Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	5,203	15.76%
Deutsche Bank Duration Bias US	(1,990)	-6.03%

(ad)	Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs' proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
US 2YR NOTE (CBT) Dec20	9,098	83.82%
EURO-SCHATZ Dec20	(8,220)	-75.73%
3MO EURO EURIBOR Dec21	6,786	62.53%
3MO EURO EURIBOR Mar22	6,786	62.53%
3MO EURO EURIBOR Jun21	6,786	62.52%
90DAY EURO$ Jun21	6,784	62.51%
3MO EURO EURIBOR Mar21	6,784	62.51%
90DAY EURO$ Mar21	6,783	62.50%
90DAY EURO$ Mar22	6,783	62.50%
90DAY EURO$ Dec21	6,782	62.49%
90DAY STERLING Dec21	6,763	62.32%
90DAY STERLING Mar22	6,763	62.31%
90DAY STERLING Jun21	6,761	62.29%
90DAY STERLING Mar21	6,758	62.27%
US 5YR NOTE (CBT) Dec20	3,606	33.22%
EURO-BOBL Dec20	3,581	32.99%
JPN 10Y BOND(OSE) Dec20	(2,475)	-22.80%
US 10YR NOTE (CBT)Dec20	1,805	16.63%
LONG GILT Dec20	1,801	16.59%
EURO-BUND Dec20	1,789	16.49%
US LONG BOND(CBT) Dec20	1,157	10.66%
S&P/TSX 60 IX Dec20	156	1.43%
SWISS MKT IX Dec20	147	1.35%
S&P500 EMINI Dec20	126	1.16%
TOPIX INDX Dec20	124	1.15%
Forwards
USD/TWD 1MO	2,275	20.96%
USD/PHP 1MO	2,000	18.43%
USD/SGD 1MO	1,686	15.54%
USD/CNH 1MO	1,530	14.09%
USD/KRW 1MO	1,173	10.81%
USD/INR 1MO	1,098	10.12%
USD/CAD 1MO	839	7.73%
USD/JPY 1MO	795	7.33%
USD/CHF 1MO	751	6.92%
EUR/USD 1MO	707	6.51%
USD/ILS 1MO	640	5.90%
USD/IDR 1MO	628	5.78%
AUD/USD 1MO	574	5.29%
USD/SEK 1MO	574	5.29%
NZD/USD 1MO	530	4.88%
USD/RUB 1MO	(493)	-4.54%
GBP/USD 1MO	398	3.66%
USD/CLP 1MO	394	3.63%
USD/CZK 1MO	394	3.63%
USD/PLN 1MO	394	3.63%
USD/BRL 1MO	(296)	-2.72%
USD/MXN 1MO	296	2.72%
USD/NOK 1MO	221	2.04%
USD/ZAR 1MO	197	1.82%
USD/HUF 1MO	148	1.36%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(ae)	Seeks to 1) buy currencies with higher interest rates and sell currencies with lower interest rates (i.e. "Carry"), 2) buy currencies with positive price momentum and sell currencies with negative price momentum (ie Momentum), and 3) monetize the tendency for foreign exchange rates to revert to fair value in the long run (i.e. "Value").

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/INR 1MO	3,669	29.71%
USD/ZAR 1MO	3,571	28.92%
USD/CNH 1MO	3,522	28.52%
USD/SEK 1MO	3,285	26.60%
USD/NOK 1MO	(2,096)	-16.97%
USD/ILS 1MO	(2,063)	-16.70%
USD/CZK 1MO	(2,032)	-16.45%
USD/KRW 1MO	(1,963)	-15.90%
USD/MXN 1MO	1,830	14.82%
USD/SGD 1MO	(1,799)	-14.57%
EUR/USD 1MO	1,329	10.76%
USD/HUF 1MO	(1,150)	-9.31%
USD/CAD 1MO	989	8.01%
GBP/USD 1MO	(865)	-7.00%
USD/TWD 1MO	(616)	-4.99%
USD/CLP 1MO	606	4.90%
USD/JPY 1MO	522	4.22%
NZD/USD 1MO	430	3.48%
USD/CHF 1MO	403	3.26%
USD/IDR 1MO	400	3.24%
USD/PHP 1MO	359	2.91%
AUD/USD 1MO	(250)	-2.03%
USD/PLN 1MO	234	1.89%
USD/BRL 1MO	124	1.01%
USD/RUB 1MO	(77)	-0.62%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(af)	Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000	7,720	100.00%

(ag)	Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000	(8,090)	-100.00%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(ah)	Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Exact Sciences Corp	(1,337)	(136)	-0.71%
Nihon M&A Center Inc	(1,946)	(110)	-0.57%
Invesco Ltd	(9,569)	(109)	-0.57%
Paycom Software Inc	(348)	(108)	-0.56%
Trade Desk Inc/The	(208)	(108)	-0.56%
Kinnevik AB	2,639	108	0.56%
EssilorLuxottica SA	785	107	0.55%
Ambu A/S	(3,763)	(107)	-0.55%
Datadog Inc	(1,044)	(107)	-0.55%
Anthem Inc	(394)	(106)	-0.55%
CDW Corp/DE	885	106	0.55%
Aptiv PLC	(1,154)	(106)	-0.55%
Centene Corp	(1,794)	(105)	-0.54%
Masimo Corp	443	105	0.54%
IDEXX Laboratories Inc	265	104	0.54%
HSBC Holdings PLC	26,700	104	0.54%
EQT AB	(5,318)	(104)	-0.54%
Uber Technologies Inc	(2,834)	(103)	-0.54%
Discover Financial Services	(1,788)	(103)	-0.53%
UnitedHealth Group Inc	(331)	(103)	-0.53%
KLA-Tencor Corp	(532)	(103)	-0.53%
Cerner Corp	1,421	103	0.53%
Dollar Tree Inc	(1,123)	(103)	-0.53%
Standard Chartered PLC	22,270	103	0.53%
Peloton Interactive Inc	(1,033)	(103)	-0.53%
ZOZO Inc	(3,692)	(102)	-0.53%
Automatic Data Processing Inc	734	102	0.53%
IPG Photonics Corp	(601)	(102)	-0.53%
PerkinElmer Inc	813	102	0.53%
Synopsys Inc	476	102	0.53%
BioMerieux	(649)	(102)	-0.53%
Xilinx Inc	975	102	0.53%
Twilio Inc	(411)	(102)	-0.53%
Lamb Weston Holdings Inc	(1,534)	(102)	-0.53%
ON Semiconductor Corp	(4,683)	(102)	-0.53%
Danske Bank A/S	7,489	102	0.53%
Twitter Inc	(2,282)	(102)	-0.53%
Lam Research Corp	(306)	(101)	-0.53%
Fox Corp	3,644	101	0.52%
Biogen Inc	(357)	(101)	-0.52%
Danaher Corp	471	101	0.52%
STERIS PLC	575	101	0.52%
Match Group Inc	916	101	0.52%
Welcia Holdings Co Ltd	(2,311)	(101)	-0.52%
QIAGEN NV	(1,937)	(101)	-0.52%
Teradyne Inc	1,274	101	0.52%
Cadence Design Systems Inc	949	101	0.52%
Intel Corp	(1,952)	(101)	-0.52%
Ameriprise Financial Inc	(656)	(101)	-0.52%
Suzuki Motor Corp	(2,379)	(101)	-0.52%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(ai)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Total Return Index	(1,444)	-17.45%

(aj)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Duke Energy Corp	3,069	272	2.11%
Generac Holdings Inc	1,404	272	2.11%
Park Hotels & Resorts Inc	27,209	272	2.11%
ONEOK Inc	10,215	265	2.06%
WestRock Co	7,565	263	2.04%
PPL Corp	9,611	262	2.03%
United Parcel Service Inc	1,562	260	2.02%
International Paper Co	6,387	259	2.01%
Caterpillar Inc	1,727	258	2.00%
Cummins Inc	1,220	258	2.00%
Simon Property Group Inc	3,983	258	2.00%
Eaton Corp PLC	2,513	256	1.99%
Emerson Electric Co	3,890	255	1.98%
Fastenal Co	5,657	255	1.98%
FirstEnergy Corp	8,885	255	1.98%
Dow Inc	5,394	254	1.97%
Iron Mountain Inc	9,425	252	1.96%
LyondellBasell Industries NV	3,564	251	1.95%
Johnson Controls International	6,118	250	1.94%
3M Co	1,560	250	1.94%
Vornado Realty Trust	7,261	245	1.90%
Chemours Co/The	11,275	236	1.83%
General Dynamics Corp	1,591	220	1.71%
Amcor PLC	18,420	204	1.58%
Eastman Chemical Co	2,589	202	1.57%
Renewable Energy Group Inc	3,473	186	1.44%
Olin Corp	14,048	174	1.35%
Macerich Co/The	24,475	166	1.29%
ManpowerGroup Inc	2,249	165	1.28%
Omega Healthcare Investors Inc	5,508	165	1.28%
SL Green Realty Corp	3,473	161	1.25%
Edison International	3,066	156	1.21%
Huntington Ingalls Industries	1,098	155	1.20%
Sabra Health Care REIT Inc	11,214	155	1.20%
OGE Energy Corp	5,026	151	1.17%
CNX Resources Corp	15,694	148	1.15%
ADVANCED DISPOSAL SERVICES I	4,858	147	1.14%
Antero Midstream GP LP	25,909	139	1.08%
EQT Corp	10,561	137	1.06%
Maxar Technologies Inc	5,269	131	1.02%
Watsco Inc	520	121	0.94%
Helmerich & Payne Inc	8,178	120	0.93%
Robert Half International Inc	2,117	112	0.87%
Equitrans Midstream Corp	12,639	107	0.83%
MGM Growth Properties LLC	3,775	106	0.82%
Fluor Corp	11,698	103	0.80%
Saia Inc	807	102	0.79%
VEREIT Inc	15,657	102	0.79%
Trex Co Inc	1,295	93	0.72%
Brandywine Realty Trust	8,846	91	0.71%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(ak)	Aims to capture the spread of realized correlation between US Equity and US Equity volatility.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	3,304	31.29%
iPath Series B S&P 500 VIX Sho	1,000	9.47%

(al)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Sunrun Inc	(3,821)	(294)	-2.47%
Boeing Co/The	(1,587)	(262)	-2.20%
Prologis Inc	(2,429)	(244)	-2.05%
Weyerhaeuser Co	(8,569)	(244)	-2.05%
TransUnion	(2,891)	(243)	-2.04%
American Airlines Group Inc	(19,691)	(242)	-2.03%
Cintas Corp	(727)	(242)	-2.03%
Fortive Corp	(3,175)	(242)	-2.03%
Verisk Analytics Inc	(1,306)	(242)	-2.03%
Invitation Homes Inc	(8,604)	(241)	-2.02%
SBA Communications Corp	(756)	(241)	-2.02%
AMETEK Inc	(2,411)	(240)	-2.01%
Equinix Inc	(315)	(240)	-2.01%
American Water Works Co Inc	(1,646)	(238)	-2.00%
General Electric Co	(38,271)	(238)	-2.00%
Spirit AeroSystems Holdings In	(12,609)	(238)	-2.00%
Alaska Air Group Inc	(6,477)	(237)	-1.99%
American Tower Corp	(981)	(237)	-1.99%
Axalta Coating Systems Ltd	(10,701)	(237)	-1.99%
Carrier Global Corp	(7,768)	(237)	-1.99%
CenterPoint Energy Inc	(12,260)	(237)	-1.99%
Southwest Airlines Co	(6,294)	(236)	-1.98%
Ingersoll-Rand PLC	(1,927)	(234)	-1.96%
Roper Technologies Inc	(591)	(234)	-1.96%
Noble Energy Inc	(27,189)	(232)	-1.95%
NextEra Energy Inc	(833)	(231)	-1.94%
Alcoa Corp	(19,784)	(230)	-1.93%
Mosaic Co/The	(12,332)	(225)	-1.89%
American Homes 4 Rent	(7,786)	(222)	-1.86%
Crown Holdings Inc	(2,869)	(221)	-1.85%
Cheniere Energy Inc	(4,741)	(219)	-1.84%
Marathon Oil Corp	(53,632)	(219)	-1.84%
Apache Corp	(21,275)	(201)	-1.69%
Textron Inc	(5,582)	(201)	-1.69%
Ecolab Inc	(943)	(188)	-1.58%
Acuity Brands Inc	(1,782)	(182)	-1.53%
Sensata Technologies Holding P	(3,952)	(170)	-1.43%
United States Steel Corp	(21,277)	(156)	-1.31%
Martin Marietta Materials Inc	(658)	(155)	-1.30%
Freeport-McMoRan Inc	(8,385)	(131)	-1.10%
Wabtec Corp	(2,119)	(131)	-1.10%
TechnipFMC PLC	(20,215)	(128)	-1.07%
Chart Industries Inc	(1,764)	(124)	-1.04%
Outfront Media Inc	(8,439)	(123)	-1.03%
Atmos Energy Corp	(1,272)	(122)	-1.02%
Host Hotels & Resorts Inc	(10,938)	(118)	-0.99%
IHS Markit Ltd	(1,458)	(114)	-0.96%
National Oilwell Varco Inc	(12,369)	(112)	-0.94%
Transocean Ltd	(124,104)	(100)	-0.84%
Eagle Materials Inc	(1,146)	(99)	-0.83%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(am)	Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 2Y in USD	20,568	42.38%
IRS Rec 2Y in JPY	(18,370)	-37.85%
IRS Rec 1Y in JPY	(17,312)	-35.67%
IRS Rec 1Y in USD	10,841	22.34%
IRS Rec 10Y in USD	9,112	18.78%
IRS Rec 5Y in USD	6,945	14.31%
IRS Rec 5Y in JPY	(5,179)	-10.67%
IRS Rec 20Y in USD	4,541	9.36%
IRS Rec 20Y in EUR	(4,340)	-8.94%
IRS Rec 10Y in EUR	(2,178)	-4.49%
IRS Rec 30Y in EUR	(2,161)	-4.45%
IRS Rec 10Y in JPY	(647)	-1.33%
IRS Rec 30Y in USD	168	0.35%

(an)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Index
NORWEGIAN KRONE	2,962	22.11%
NEW ZEALAND DOLLAR	(679)	-5.07%
CANADIAN DOLLAR	347	2.59%
BRITISH POUND	(294)	-2.20%
SWISS FRANC	(245)	-1.83%
EURO	(230)	-1.72%
AUSTRALIAN DOLLAR	(185)	-1.38%

(ao)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(2,912)	-35.22%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(ap)	Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivative
1y Forward 1y3y Straddle	11,843	48.08%
1y Forward 5y20y Straddle	4,737	19.23%
1y Forward 1y5y Straddle	3,316	13.46%
1y Forward 1y7y Straddle	2,369	9.62%
1y Forward 10y20y Straddle	1,421	5.77%
1y Forward 3y7y Straddle	474	1.92%
1y Forward 7y3y Straddle	474	1.92%

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
CNH	- Chinese Yuan
CZK	- Czech Koruna
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- India Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
LIBOR	- London Interbank Offered Rate
MXN	- Mexican Peso
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PHP	- Philippine Peso
PIK	- Payment In Kind
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- U.S. Dollar
ZAR	- South African Rand

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—101.2%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.11%	2,211,273	$2,212	$2,212
Total Short-Term Investments				$2,212	$2,212
TOTAL INVESTMENTS—101.2%				$2,212	$2,212
Other Liabilities in Excess of Assets —(1.2)%					(26)
Net Assets—100.0%					$2,186

Total Return Index Swaps(d)—0.2%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays Month End Rebalancing Currency Index(e)	USD	349	2/5/21	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays IDMO Index(f)	USD	556	6/4/21	Quarterly	—	—	—	—
BNP Paribas	Fixed Rate of 0.10%	Total return on BNP Paribas Artificial Intelligence Trend ex-Commo USD 2019 Index(g)	USD	587	5/11/21	Quarterly	—	(2)	—	2
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(h)	USD	439	6/15/21	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Risk Parity(i)	USD	1,018	1/4/21	Quarterly	—	18	18	—
JP Morgan Chase Bank, N.A	Fixed Rate of 0.25%	Total return on JP Morgan Correlation Spread Index(j)	USD	236	6/28/21	Quarterly	—	(3)	—	3
JP Morgan Chase Bank, N.A	Fixed Rate of 0.04%	Total return on JP Morgan Equity Risk Premium - Global Pure Low Vol L/S USD Index(k)	USD	318	6/29/21	Quarterly	—	(1)	—	1
JP Morgan Chase Bank, N.A	0%	Total return on JPM FX Momentum(l)	USD	284	1/4/21	Quarterly	—	(11)	—	11
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion(m)	USD	443	1/4/21	Quarterly	—	2	2	—

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Nomura Securities Co., Ltd	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion(n)	USD	300	1/4/21	Quarterly	$—	$1	$1	$—
Total Total Return Index Swaps							$—	$4	$21	$17

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of September 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC's website at http://www.sec.gov.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	349	100.00%

(f)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDMO Strategy Index	556	100.00%

(g)	Futures-based liquid strategy that is composed of BNP proprietary trend strategies across Equity and Fixed Income markets.

Top Underlying Components	Notional	Percentage of Notional
Index
BNP Paribas EUR 10Y Futures Index	584	100.00%
BNP Paribas USD 10Y Futures Index	584	100.00%
BNP Paribas China Equity Futures Index	61	10.50%
BNP Paribas Japan Equity Futures Index	46	7.83%
BNP Paribas Eurozone Equity Futures Index	(30)	-5.17%
BNP Paribas Emergents Futures Index	13	2.30%
BNP Paribas JPY 10Y Futures Index	1	0.15%
BNP Paribas US Equity Futures Index	(0)	-0.07%
Cash
EURO	(554)	-94.83%
HONG KONG DOLLAR	(61)	-10.50%
JAPANESE YEN	(47)	-7.98%
US DOLLAR	(13)	-2.23%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(h)	Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	69	15.76%
Deutsche Bank Duration Bias US	(26)	-6.03%

(i)	Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs' proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
US 2YR NOTE (CBT) Dec20	868	83.82%
EURO-SCHATZ Dec20	(785)	-75.73%
3MO EURO EURIBOR Dec21	648	62.53%
3MO EURO EURIBOR Mar22	648	62.53%
3MO EURO EURIBOR Jun21	648	62.52%
90DAY EURO$ Jun21	648	62.51%
3MO EURO EURIBOR Mar21	648	62.51%
90DAY EURO$ Mar21	648	62.50%
90DAY EURO$ Mar22	648	62.50%
90DAY EURO$ Dec21	647	62.49%
90DAY STERLING Dec21	646	62.32%
90DAY STERLING Mar22	646	62.31%
90DAY STERLING Jun21	645	62.29%
90DAY STERLING Mar21	645	62.27%
US 5YR NOTE (CBT) Dec20	344	33.22%
EURO-BOBL Dec20	342	32.99%
JPN 10Y BOND(OSE) Dec20	(236)	-22.80%
US 10YR NOTE (CBT)Dec20	172	16.63%
LONG GILT Dec20	172	16.59%
EURO-BUND Dec20	171	16.49%
US LONG BOND(CBT) Dec20	110	10.66%
S&P/TSX 60 IX Dec20	15	1.43%
SWISS MKT IX Dec20	14	1.35%
S&P500 EMINI Dec20	12	1.16%
TOPIX INDX Dec20	12	1.15%
OMXS30 IND Oct20	11	1.07%
SET50 Dec20	(11)	-1.05%
Forwards
USD/TWD 1MO	217	20.96%
USD/PHP 1MO	191	18.43%
USD/SGD 1MO	161	15.54%
USD/CNH 1MO	146	14.09%
USD/KRW 1MO	112	10.81%
USD/INR 1MO	105	10.12%
USD/CAD 1MO	80	7.73%
USD/JPY 1MO	76	7.33%
USD/CHF 1MO	72	6.92%
EUR/USD 1MO	67	6.51%
USD/ILS 1MO	61	5.90%
USD/IDR 1MO	60	5.78%
AUD/USD 1MO	55	5.29%
USD/SEK 1MO	55	5.29%
NZD/USD 1MO	51	4.88%
USD/RUB 1MO	(47)	-4.54%
GBP/USD 1MO	38	3.66%
USD/CLP 1MO	38	3.63%
USD/CZK 1MO	38	3.63%
USD/PLN 1MO	38	3.63%
USD/BRL 1MO	(28)	-2.72%
USD/MXN 1MO	28	2.72%
USD/NOK 1MO	21	2.04%
USD/ZAR 1MO	19	1.82%
USD/HUF 1MO	14	1.36%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(j)	Aims to capture the spread of realized correlation between US Equity and US Equity volatility.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	73	31.29%
iPath Series B S&P 500 VIX Sho	22	9.47%

(k)	Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Exact Sciences Corp	(22)	(2)	-0.71%
Nihon M&A Center Inc	(32)	(2)	-0.57%
Invesco Ltd	(157)	(2)	-0.57%
Paycom Software Inc	(6)	(2)	-0.56%
Trade Desk Inc/The	(3)	(2)	-0.56%
Kinnevik AB	43	2	0.56%
EssilorLuxottica SA	13	2	0.55%
Ambu A/S	(62)	(2)	-0.55%
Datadog Inc	(17)	(2)	-0.55%
Anthem Inc	(6)	(2)	-0.55%
CDW Corp/DE	15	2	0.55%
Aptiv PLC	(19)	(2)	-0.55%
Centene Corp	(29)	(2)	-0.54%
Masimo Corp	7	2	0.54%
IDEXX Laboratories Inc	4	2	0.54%
HSBC Holdings PLC	438	2	0.54%
EQT AB	(87)	(2)	-0.54%
Uber Technologies Inc	(46)	(2)	-0.54%
Discover Financial Services	(29)	(2)	-0.53%
UnitedHealth Group Inc	(5)	(2)	-0.53%
KLA-Tencor Corp	(9)	(2)	-0.53%
Cerner Corp	23	2	0.53%
Dollar Tree Inc	(18)	(2)	-0.53%
Standard Chartered PLC	365	2	0.53%
Peloton Interactive Inc	(17)	(2)	-0.53%
ZOZO Inc	(61)	(2)	-0.53%
Automatic Data Processing Inc	12	2	0.53%
IPG Photonics Corp	(10)	(2)	-0.53%
PerkinElmer Inc	13	2	0.53%
Synopsys Inc	8	2	0.53%
BioMerieux	(11)	(2)	-0.53%
Xilinx Inc	16	2	0.53%
Twilio Inc	(7)	(2)	-0.53%
Lamb Weston Holdings Inc	(25)	(2)	-0.53%
ON Semiconductor Corp	(77)	(2)	-0.53%
Danske Bank A/S	123	2	0.53%
Twitter Inc	(37)	(2)	-0.53%
Lam Research Corp	(5)	(2)	-0.53%
Fox Corp	60	2	0.52%
Biogen Inc	(6)	(2)	-0.52%
Danaher Corp	8	2	0.52%
STERIS PLC	9	2	0.52%
Match Group Inc	15	2	0.52%
Welcia Holdings Co Ltd	(38)	(2)	-0.52%
QIAGEN NV	(32)	(2)	-0.52%
Teradyne Inc	21	2	0.52%
Cadence Design Systems Inc	16	2	0.52%
Intel Corp	(32)	(2)	-0.52%
Ameriprise Financial Inc	(11)	(2)	-0.52%
Suzuki Motor Corp	(39)	(2)	-0.52%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(l)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
HUNGARIAN FORINT	(91)	-33.33%
TURKISH LIRA	76	27.78%
BRITISH POUND	(61)	-22.22%
RUSSIAN RUBLE	61	22.22%
SWEDISH KRONA	61	22.22%
MEXICAN PESO	(52)	-18.89%
POLISH ZLOTY	(49)	-17.78%
JAPANESE YEN	36	13.33%
EURO	(12)	-4.44%
SOUTH AFRICAN RAND	(3)	-1.11%

(m)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Total Return Index	(78)	-17.45%

(n)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currencies
NORWEGIAN KRONE	67	22.11%
JAPANESE YEN	(31)	-10.42%
SWEDISH KRONA	22	7.44%
NEW ZEALAND DOLLAR	(15)	-5.07%
CANADIAN DOLLAR	8	2.59%
BRITISH POUND	(7)	-2.20%
SWISS FRANC	(5)	-1.83%
EURO	(5)	-1.72%
AUSTRALIAN DOLLAR	(4)	-1.38%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—100.9%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.11%	2,040,265	$2,041	$2,041
Total Short-Term Investments				$2,041	$2,041
TOTAL INVESTMENTS—100.9%				$2,041	$2,041
Other Liabilities in Excess of Assets—(0.9)%					(19)
Net Assets—100.0%					$2,022

Total Return Index Swaps(d)—(0.5)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays EWSV Index(e)	EUR	119	2/5/21	Quarterly	$—	$—	$—	$—
BNP Paribas	3 Month LIBOR + 0.20%	Total return on BNP Long Sustainable Dividend Basket Index(f)	USD	250	6/28/21	Quarterly	—	1	1	—
BNP Paribas	Total return on BNP Short Sustainable Basket Index(g)	3 Month LIBOR - 0.06%	USD	200	6/28/21	Quarterly	—	—	—	—
Deutsche Bank	Fixed Rate of 0.00%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities(h)	USD	555	12/31/20	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total Return on Goldman Sachs Macro Index CA02(i)	USD	310	1/4/21	Quarterly	—	(2)	—	2
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry(j)	USD	187	1/4/21	Quarterly	—	1	1	—
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(k)	USD	2,000	1/4/21	Quarterly	—	(10)	—	10
Total Total Return Index Swaps							$—	$(10)	$2	$12

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of September 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC's website at http://www.sec.gov.

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)	Short variance exposure in the Eurostoxx 50 index.

Top Underlying Components	Notional	Percentage of Notional
Swap
Eurostoxx 50 Variance Swap	140	100.00%

(f)	Long basket of stocks most likely to continue paying dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Target Corp	59	9	3.71%
BlackRock Inc	13	8	3.03%
Clorox Co/The	33	7	2.73%
Medtronic PLC	66	7	2.73%
Walmart Inc	49	7	2.73%
Kimberly-Clark Corp	45	7	2.65%
Colgate-Palmolive Co	85	7	2.62%
Coca-Cola Co/The	131	6	2.57%
Johnson & Johnson	43	6	2.54%
PepsiCo Inc	45	6	2.48%
Honeywell International Inc	33	5	2.14%
Air Products & Chemicals Inc	16	5	1.93%
PPG Industries Inc	39	5	1.90%
Quest Diagnostics Inc	41	5	1.87%
Apple Inc	38	4	1.73%
NIKE Inc	33	4	1.67%
American Express Co	41	4	1.64%
Home Depot Inc/The	14	4	1.54%
Caterpillar Inc	25	4	1.48%
Accenture PLC	16	4	1.47%
Aflac Inc	100	4	1.45%
S&P Global Inc	10	4	1.44%
Eastman Chemical Co	46	4	1.44%
WW Grainger Inc	10	4	1.43%
General Mills Inc	57	4	1.40%
International Business Machine	29	4	1.40%
Merck & Co Inc	42	4	1.40%
Emerson Electric Co	53	3	1.39%
Dover Corp	32	3	1.37%
Eli Lilly & Co	23	3	1.36%
McDonald's Corp	16	3	1.36%
Microsoft Corp	16	3	1.34%
Abbott Laboratories	31	3	1.33%
Kellogg Co	51	3	1.32%
Maxim Integrated Products Inc	49	3	1.31%
NextEra Energy Inc	12	3	1.28%
Procter & Gamble Co/The	23	3	1.28%
Ecolab Inc	16	3	1.27%
Realty Income Corp	52	3	1.27%
Public Storage	14	3	1.26%
Intercontinental Exchange Inc	32	3	1.26%
Republic Services Inc	34	3	1.25%
Cardinal Health Inc	67	3	1.25%
MetLife Inc	84	3	1.24%
American Water Works Co Inc	21	3	1.22%
Hasbro Inc	37	3	1.21%
UnitedHealth Group Inc	10	3	1.21%
Verizon Communications Inc	50	3	1.17%
United Parcel Service Inc	18	3	1.16%
Anthem Inc	11	3	1.16%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(g)	Short basket of stocks least likely to continue paying dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Paycom Software Inc	(3)	(1)	-0.49%
Centene Corp	(16)	(1)	-0.48%
DXC Technology Co	(53)	(1)	-0.48%
NVIDIA Corp	(2)	(1)	-0.48%
Humana Inc	(2)	(1)	-0.47%
Becton Dickinson and Co	(4)	(1)	-0.47%
Cigna Corp	(6)	(1)	-0.47%
Thermo Fisher Scientific Inc	(2)	(1)	-0.47%
Advanced Micro Devices Inc	(11)	(1)	-0.47%
DexCom Inc	(2)	(1)	-0.47%
PerkinElmer Inc	(7)	(1)	-0.47%
HCA Healthcare Inc	(8)	(1)	-0.47%
Edwards Lifesciences Corp	(12)	(1)	-0.47%
ANSYS Inc	(3)	(1)	-0.47%
Danaher Corp	(4)	(1)	-0.47%
Harley-Davidson Inc	(38)	(1)	-0.47%
CDW Corp/DE	(8)	(1)	-0.47%
Lennar Corp	(11)	(1)	-0.47%
Norwegian Cruise Line Holdings	(55)	(1)	-0.47%
PayPal Holdings Inc	(5)	(1)	-0.47%
SBA Communications Corp	(3)	(1)	-0.47%
Universal Health Services Inc	(9)	(1)	-0.47%
Zoetis Inc	(6)	(1)	-0.47%
Intuitive Surgical Inc	(1)	(1)	-0.47%
Laboratory Corp of America Hol	(5)	(1)	-0.47%
Facebook Inc	(4)	(1)	-0.47%
Netflix Inc	(2)	(1)	-0.47%
AutoZone Inc	(1)	(1)	-0.47%
salesforce.com Inc	(4)	(1)	-0.47%
STERIS PLC	(5)	(1)	-0.47%
Catalent Inc	(11)	(1)	-0.47%
Aptiv PLC	(10)	(1)	-0.47%
IDEXX Laboratories Inc	(2)	(1)	-0.47%
IPG Photonics Corp	(5)	(1)	-0.47%
Vertex Pharmaceuticals Inc	(3)	(1)	-0.47%
Costco Wholesale Corp	(3)	(1)	-0.47%
Moody's Corp	(3)	(1)	-0.47%
DR Horton Inc	(12)	(1)	-0.46%
Martin Marietta Materials Inc	(4)	(1)	-0.46%
IQVIA Holdings Inc	(6)	(1)	-0.46%
Agilent Technologies Inc	(9)	(1)	-0.46%
SVB Financial Group	(4)	(1)	-0.46%
Vulcan Materials Co	(7)	(1)	-0.46%
Aon PLC	(4)	(1)	-0.46%
Align Technology Inc	(3)	(1)	-0.46%
DaVita Inc	(11)	(1)	-0.46%
Cadence Design Systems Inc	(9)	(1)	-0.46%
ABIOMED Inc	(3)	(1)	-0.46%
Mylan NV	(62)	(1)	-0.46%
PulteGroup Inc	(20)	(1)	-0.46%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(h)	Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
Index
CDX.NA.HY 5Y Long Excess Retur	53	9.55%
ITRX XOVER CDSI S34 5Y Corp	50	9.09%
EONIA Total Return Index	(0)	-0.00%
Fed Funds Effective Rate TR	(0)	-0.00%
Futures
NIKKEI 225 (OSE) Dec20	33	5.97%
EURO STOXX 50 Dec20	18	3.29%
FTSE 100 IDX Dec20	17	3.11%
S&P500 EMINI Dec20	14	2.48%
MSCI EmgMkt Dec20	15	2.73%
FX Forwards
USD/EUR	(32)	-5.78%
USD/JPY	(14)	-2.50%
USD/BRL	10	1.84%
USD/HUF	10	1.84%
USD/MXN	10	1.84%
USD/PLN	10	1.84%
USD/RUB	10	1.84%
USD/SGD	10	1.84%
USD/TRY	10	1.84%
USD/ZAR	10	1.84%
USD/KRW	10	1.84%
USD/TWD	10	1.84%
USD/CNH	10	1.84%
USD/AUD	(3)	-0.48%
Swap
Deutsche Bank Duration Bias EU	43	7.73%
Deutsche Bank Duration Bias US	43	7.70%
Deutsche Bank Duration Bias GB	35	6.26%
Deutsche Bank Duration Bias JP	32	5.84%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(i)	Currency selection strategy based on relative interest rates.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
SOUTH AFRICAN RAND	46	15.07%
TAIWAN DOLLAR	(46)	-15.06%
INDIAN RUPEE	46	14.96%
NORWEGIAN KRONE	(45)	-14.62%
AUSTRALIAN DOLLAR	(42)	-13.58%
China Offshore Spot	42	13.54%
RUSSIAN RUBLE	39	12.82%
MEXICAN PESO	36	11.78%
SWISS FRANC	(35)	-11.24%
ISRAELI SHEKEL	(25)	-8.17%
SOUTH KOREAN WON	(19)	-6.31%
PHILIPPINES PESO	9	3.04%
INDONESIAN RUPIAH	8	2.71%
CZECH KORUNA	(8)	-2.45%
SWEDISH KRONA	(7)	-2.18%
EURO	(2)	-0.66%
BRITISH POUND	(0)	-0.05%
NEW ZEALAND DOLLAR	(0)	-0.03%
CHILEAN PESO	(0)	-0.02%
CANADIAN DOLLAR	(0)	-0.01%
POLISH ZLOTY	(0)	-0.00%
HUNGARIAN FORINT	(0)	-0.00%
SINGAPORE DOLLAR	(0)	-0.00%
JAPANESE YEN	(0)	-0.00%

(j)	Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
FTSE/JSE TOP 40 Dec20	(34)	-18.05%
MSCI TAIWAN INDEX Oct20	31	16.54%
TOPIX INDX Dec20	28	14.81%
HANG SENG IDX Oct20	23	12.45%
NASDAQ 100 E-MINI Dec20	(21)	-10.94%
S&P/TSX 60 IX Dec20	20	10.44%
KOSPI2 INX Dec20	(13)	-7.08%
MSCI EmgMkt Dec20	(12)	-6.62%
EURO STOXX 50 Dec20	(10)	-5.47%
S&P500 EMINI Dec20	(10)	-5.12%
SET50 Dec20	9	5.00%
BIST 30 Oct20	(8)	-4.14%
FTSE/MIB IDX Dec20	(7)	-3.98%
IBEX 35 INDX Oct20	(5)	-2.88%
SPI 200 Oct20	5	2.84%
CAC40 10 EURO Oct20	5	2.49%
HSCEI Oct20	4	2.21%
FTSE 100 IDX Dec20	(2)	-1.09%
SWISS MKT IX Dec20	(1)	-0.70%
E-Mini Russ 2000 Dec20	(1)	-0.40%
AMSTERDAM IDX Oct20	(1)	-0.40%
Cash/Foreign Currency
JAPANESE YEN	0	0.00%
US DOLLAR	(0)	-0.00%
EURO	0	0.00%
SWISS FRANC	(0)	-0.00%
BRITISH POUND	(0)	-0.00%

See notes to unaudited consolidated schedule of investments.

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(k)	Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 2Y in USD	843	42.38%
IRS Rec 2Y in JPY	(753)	-37.85%
IRS Rec 1Y in JPY	(710)	-35.67%
IRS Rec 1Y in USD	444	22.34%
IRS Rec 10Y in USD	374	18.78%
IRS Rec 5Y in USD	285	14.31%
IRS Rec 5Y in JPY	(213)	-10.70%
IRS Rec 20Y in USD	186	9.36%
IRS Rec 20Y in EUR	(178)	-8.94%
IRS Rec 10Y in EUR	(89)	-4.49%
IRS Rec 30Y in EUR	(89)	-4.45%
IRS Rec 10Y in JPY	(27)	-1.33%
IRS Rec 30Y in USD	7	0.35%

See notes to unaudited consolidated schedule of investments.

FS Event Driven Fund

Unaudited Schedule of Investments

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—102.8%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.11%	2,000,308	$2,001	$2,001
Total Short-Term Investments				$2,001	$2,001
TOTAL INVESTMENTS—102.8%				$2,001	$2,001
Other Liabilities in Excess of Assets—(2.8)%					(54)
Net Assets—100.0%					$1,947

Total Return Index Swaps(d)—(1.4)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3 Month LIBOR + 0.25%	Total return on BNP Equity US Long Basket Index(e)	USD	1,969	7/22/21	Quarterly	$—	$(3)	$—	$3
BNP Paribas	Total return on BNP Equity US Short Basket Index(f)	3 Month LIBOR + 0.10%	USD	1,372	7/22/21	Quarterly	—	(25)	—	25
Total Total Return Index Swaps							$—	$(28)	$—	$28

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of September 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)	Long basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Evergy Inc	848	43	2.19%
GrubHub Inc	417	30	1.53%
Maxim Integrated Products Inc	438	30	1.50%
Magellan Health Inc	382	29	1.47%
Momenta Pharmaceuticals Inc	548	29	1.46%
Citrix Systems Inc	206	28	1.44%
Varian Medical Systems Inc	165	28	1.44%
Gilead Sciences Inc	445	28	1.43%
TEGNA Inc	2,378	28	1.42%
Kansas City Southern	154	28	1.42%
EMCOR Group Inc	404	27	1.39%
Nielsen Holdings PLC	1,926	27	1.39%
Tiffany & Co	235	27	1.38%
NuVasive Inc	560	27	1.38%
Symantec Corp	1,266	26	1.34%
CyrusOne Inc	376	26	1.34%
Workday Inc	119	26	1.30%
MarketAxess Holdings Inc	50	24	1.23%
Aspen Technology Inc	179	23	1.15%
Toll Brothers Inc	444	22	1.10%
Agilent Technologies Inc	211	21	1.08%
New Residential Investment Cor	2,638	21	1.07%
Rexford Industrial Realty Inc	439	20	1.02%
Cabot Oil & Gas Corp	1,123	19	0.99%
Ameriprise Financial Inc	124	19	0.97%
Duke Realty Corp	508	19	0.95%
AbbVie Inc	213	19	0.95%
West Pharmaceutical Services I	66	18	0.93%
Monolithic Power Systems Inc	65	18	0.92%
Incyte Corp	199	18	0.91%
AECOM	415	17	0.88%
Lincoln Electric Holdings Inc	188	17	0.88%
UnitedHealth Group Inc	55	17	0.86%
Lennox International Inc	62	17	0.86%
L Brands Inc	529	17	0.85%
SEI Investments Co	327	17	0.84%
McKesson Corp	111	17	0.84%
Cullen/Frost Bankers Inc	258	16	0.84%
NextEra Energy Inc	59	16	0.83%
Cree Inc	254	16	0.82%
National Fuel Gas Co	397	16	0.82%
DTE Energy Co	139	16	0.82%
Illinois Tool Works Inc	83	16	0.81%
Adobe Inc	32	16	0.80%
Lear Corp	142	15	0.78%
Hershey Co/The	107	15	0.78%
Prologis Inc	153	15	0.78%
Willis Towers Watson PLC	73	15	0.77%
O'Reilly Automotive Inc	33	15	0.77%
McDonald's Corp	69	15	0.77%

See notes to unaudited schedule of investments.

FS Event Driven Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(f)	Short basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Immunomedics Inc	(395)	(34)	-2.40%
Cognizant Technology Solutions	(309)	(21)	-1.53%
OneMain Holdings Inc	(651)	(20)	-1.45%
Jabil Inc	(571)	(20)	-1.40%
Newell Brands Inc	(1,129)	(19)	-1.39%
Stericycle Inc	(292)	(18)	-1.32%
Axon Enterprise Inc	(201)	(18)	-1.30%
Syneos Health Inc	(342)	(18)	-1.30%
Enphase Energy Inc	(215)	(18)	-1.27%
PG&E Corp	(1,838)	(17)	-1.23%
East West Bancorp Inc	(517)	(17)	-1.21%
Omega Healthcare Investors Inc	(551)	(16)	-1.18%
Helmerich & Payne Inc	(1,110)	(16)	-1.16%
Eagle Materials Inc	(182)	(16)	-1.13%
Platform Specialty Products Co	(1,496)	(16)	-1.12%
Lamb Weston Holdings Inc	(236)	(16)	-1.12%
Trinity Industries Inc	(798)	(16)	-1.11%
Lincoln National Corp	(493)	(15)	-1.10%
Spirit Realty Capital Inc	(455)	(15)	-1.10%
Zebra Technologies Corp	(61)	(15)	-1.09%
MGIC Investment Corp	(1,710)	(15)	-1.08%
Keurig Dr Pepper Inc	(546)	(15)	-1.08%
AO Smith Corp	(283)	(15)	-1.07%
Western Digital Corp	(393)	(14)	-1.03%
Gaming and Leisure Properties	(382)	(14)	-1.01%
Bio-Techne Corp	(57)	(14)	-1.00%
Twilio Inc	(56)	(14)	-1.00%
Elastic NV	(126)	(14)	-0.98%
United Continental Holdings In	(391)	(14)	-0.97%
Nutanix Inc	(606)	(13)	-0.96%
Goldman Sachs Group Inc/The	(66)	(13)	-0.95%
WW Grainger Inc	(37)	(13)	-0.95%
Cognex Corp	(203)	(13)	-0.94%
Cable One Inc	(7)	(13)	-0.94%
Santander Consumer USA Holding	(724)	(13)	-0.94%
Trade Desk Inc/The	(25)	(13)	-0.94%
Extra Space Storage Inc	(122)	(13)	-0.94%
Five9 Inc	(100)	(13)	-0.92%
FirstEnergy Corp	(448)	(13)	-0.92%
Alaska Air Group Inc	(350)	(13)	-0.92%
Boston Scientific Corp	(335)	(13)	-0.91%
Raymond James Financial Inc	(174)	(13)	-0.91%
Perrigo Co PLC	(274)	(13)	-0.90%
Spirit AeroSystems Holdings In	(666)	(13)	-0.90%
Woodward Inc	(157)	(13)	-0.90%
American Water Works Co Inc	(86)	(13)	-0.89%
Synchrony Financial	(478)	(13)	-0.89%
Switch Inc	(798)	(12)	-0.89%
Haemonetics Corp	(143)	(12)	-0.89%
Zimmer Biomet Holdings Inc	(91)	(12)	-0.89%

See notes to unaudited schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—80.5%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.11%	2,388,729	$2,390	$2,389
Total Short-Term Investments				$2,390	$2,389
TOTAL INVESTMENTS—80.5%				$2,390	$2,389
Other Assets in Excess of Liabilities—19.5%					579
Net Assets—100.0%					$2,968

Total Return Index Swaps(d)—0.8%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(e)	3 Month LIBOR - 0.25%	USD	818	1/4/21	Quarterly	$—	$(24)	$—	$24
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector(f)	USD	1,692	1/4/21	Quarterly	—	50	50	—
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Inflation Index(g)	USD	267	1/4/21	Quarterly	—	(2)	—	2
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Pricing Power Index(h)	USD	382	3/1/21	Quarterly	—	1	1	—
Total Total Return Index Swaps							$—	$25	$51	$26

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of September 30, 2020. The State Street Institutional Liquid Reserves Fund's financial statements are available on the SEC's website at http://www.sec.gov.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Sunrun Inc	(270)	(21)	-2.47%
Boeing Co/The	(112)	(19)	-2.20%
Prologis Inc	(172)	(17)	-2.05%
Weyerhaeuser Co	(605)	(17)	-2.05%
TransUnion	(204)	(17)	-2.04%
American Airlines Group Inc	(1,391)	(17)	-2.03%
Cintas Corp	(51)	(17)	-2.03%
Fortive Corp	(224)	(17)	-2.03%
Verisk Analytics Inc	(92)	(17)	-2.03%
Invitation Homes Inc	(608)	(17)	-2.02%
SBA Communications Corp	(53)	(17)	-2.02%
AMETEK Inc	(170)	(17)	-2.01%
Equinix Inc	(22)	(17)	-2.01%
American Water Works Co Inc	(116)	(17)	-2.00%
General Electric Co	(2,704)	(17)	-2.00%
Spirit AeroSystems Holdings In	(891)	(17)	-2.00%
Alaska Air Group Inc	(458)	(17)	-1.99%
American Tower Corp	(69)	(17)	-1.99%
Axalta Coating Systems Ltd	(756)	(17)	-1.99%
Carrier Global Corp	(549)	(17)	-1.99%
CenterPoint Energy Inc	(866)	(17)	-1.99%
Southwest Airlines Co	(445)	(17)	-1.98%
Ingersoll-Rand PLC	(136)	(17)	-1.96%
Roper Technologies Inc	(42)	(17)	-1.96%
Noble Energy Inc	(1,921)	(16)	-1.95%
NextEra Energy Inc	(59)	(16)	-1.94%
Alcoa Corp	(1,398)	(16)	-1.93%
Mosaic Co/The	(871)	(16)	-1.89%
American Homes 4 Rent	(550)	(16)	-1.86%
Crown Holdings Inc	(203)	(16)	-1.85%
Cheniere Energy Inc	(335)	(15)	-1.84%
Marathon Oil Corp	(3,790)	(15)	-1.84%
Apache Corp	(1,503)	(14)	-1.69%
Textron Inc	(394)	(14)	-1.69%
Ecolab Inc	(67)	(13)	-1.58%
Acuity Brands Inc	(126)	(13)	-1.53%
Sensata Technologies Holding P	(279)	(12)	-1.43%
United States Steel Corp	(1,503)	(11)	-1.31%
Martin Marietta Materials Inc	(47)	(11)	-1.30%
Freeport-McMoRan Inc	(592)	(9)	-1.10%
Wabtec Corp	(150)	(9)	-1.10%
TechnipFMC PLC	(1,428)	(9)	-1.07%
Chart Industries Inc	(125)	(9)	-1.04%
Outfront Media Inc	(596)	(9)	-1.03%
Atmos Energy Corp	(90)	(9)	-1.02%
Host Hotels & Resorts Inc	(773)	(8)	-0.99%
IHS Markit Ltd	(103)	(8)	-0.96%
National Oilwell Varco Inc	(874)	(8)	-0.94%
Transocean Ltd	(8,769)	(7)	-0.84%
Eagle Materials Inc	(81)	(7)	-0.83%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(f)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Duke Energy Corp	415	37	2.11%
Generac Holdings Inc	190	37	2.11%
Park Hotels & Resorts Inc	3,680	37	2.11%
ONEOK Inc	1,382	36	2.06%
WestRock Co	1,023	36	2.04%
PPL Corp	1,300	35	2.03%
United Parcel Service Inc	211	35	2.02%
International Paper Co	864	35	2.01%
Caterpillar Inc	234	35	2.00%
Cummins Inc	165	35	2.00%
Simon Property Group Inc	539	35	2.00%
Eaton Corp PLC	340	35	1.99%
Emerson Electric Co	526	34	1.98%
Fastenal Co	765	34	1.98%
FirstEnergy Corp	1,202	34	1.98%
Dow Inc	730	34	1.97%
Iron Mountain Inc	1,275	34	1.96%
LyondellBasell Industries NV	482	34	1.95%
Johnson Controls International	827	34	1.94%
3M Co	211	34	1.94%
Vornado Realty Trust	982	33	1.90%
Chemours Co/The	1,525	32	1.83%
General Dynamics Corp	215	30	1.71%
Amcor PLC	2,491	28	1.58%
Eastman Chemical Co	350	27	1.57%
Renewable Energy Group Inc	470	25	1.44%
Olin Corp	1,900	24	1.35%
Macerich Co/The	3,310	22	1.29%
ManpowerGroup Inc	304	22	1.28%
Omega Healthcare Investors Inc	745	22	1.28%
SL Green Realty Corp	470	22	1.25%
Edison International	415	21	1.21%
Huntington Ingalls Industries	149	21	1.20%
Sabra Health Care REIT Inc	1,517	21	1.20%
OGE Energy Corp	680	20	1.17%
CNX Resources Corp	2,123	20	1.15%
ADVANCED DISPOSAL SERVICES I	657	20	1.14%
Antero Midstream GP LP	3,504	19	1.08%
EQT Corp	1,428	18	1.06%
Maxar Technologies Inc	713	18	1.02%
Watsco Inc	70	16	0.94%
Helmerich & Payne Inc	1,106	16	0.93%
Robert Half International Inc	286	15	0.87%
Equitrans Midstream Corp	1,709	14	0.83%
MGM Growth Properties LLC	511	14	0.82%
Fluor Corp	1,582	14	0.80%
Saia Inc	109	14	0.79%
VEREIT Inc	2,118	14	0.79%
Trex Co Inc	175	13	0.72%
Brandywine Realty Trust	1,196	12	0.71%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(g)	Seeks to deliver a high sensitivity to inflation expectations through a basket comprised of companies within agriculture, base & precious metals, and energy industries.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NRG Energy Inc	634	20	7.36%
CSX Corp	227	18	6.64%
Fastenal Co	330	15	5.61%
SVB Financial Group	59	14	5.38%
Canadian Pacific Railway Ltd	46	14	5.23%
Vale SA	1,115	12	4.45%
Caterpillar Inc	78	12	4.41%
Rio Tinto PLC	185	11	4.22%
WW Grainger Inc	31	11	4.15%
Celanese Corp	93	10	3.76%
Freeport-McMoRan Inc	594	9	3.50%
Regions Financial Corp	678	8	2.95%
Steel Dynamics Inc	252	7	2.73%
Reliance Steel & Aluminum Co	70	7	2.68%
Citizens Financial Group Inc	273	7	2.60%
Southern Copper Corp	127	6	2.17%
Nucor Corp	128	6	2.16%
East West Bancorp Inc	141	5	1.74%
ArcelorMittal	333	4	1.67%
MSC Industrial Direct Co Inc	69	4	1.65%
WESCO International Inc	99	4	1.64%
Hess Corp	104	4	1.61%
Marathon Petroleum Corp	131	4	1.45%
Flowserve Corp	133	4	1.37%
Arconic Inc	194	3	1.22%
Allegheny Technologies Inc	339	3	1.12%
CNX Resources Corp	311	3	1.11%
Compass Minerals International	46	3	1.03%
Canadian Natural Resources Ltd	171	3	1.03%
Pioneer Natural Resources Co	30	3	0.97%
United States Steel Corp	339	2	0.94%
Suncor Energy Inc	199	2	0.92%
POSCO	50	2	0.80%
Tenaris SA	191	2	0.71%
Diamondback Energy Inc	59	2	0.67%
Century Aluminum Co	237	2	0.64%
Murphy Oil Corp	188	2	0.63%
Halliburton Co	120	1	0.55%
Baker Hughes a GE Co	107	1	0.54%
Marathon Oil Corp	347	1	0.53%
Dril-Quip Inc	57	1	0.53%
National Oilwell Varco Inc	150	1	0.51%
Noble Energy Inc	155	1	0.50%
Devon Energy Corp	127	1	0.45%
Helmerich & Payne Inc	80	1	0.44%
TechnipFMC PLC	179	1	0.43%
Schlumberger Ltd	68	1	0.40%
Astec Industries Inc	18	1	0.37%
Arconic Corp	48	1	0.35%
Apache Corp	86	1	0.31%

See notes to unaudited consolidated schedule of investments.

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(h)	Seeks to deliver strong performance ability in the face of inflation through a basket comprised of companies in all industries that have the ability to pass through inflation related cost increases to consumers via higher prices.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NVIDIA Corp	57	31	8.09%
Apple Inc	182	21	5.52%
TRS: ServiceNow Inc	42	21	5.36%
Netflix Inc	39	19	5.06%
Adobe Inc	39	19	4.98%
NIKE Inc	128	16	4.20%
Chipotle Mexican Grill Inc	12	15	4.00%
Charter Communications Inc	23	14	3.78%
Broadcom Inc	39	14	3.68%
Visa Inc	65	13	3.39%
Starbucks Corp	139	12	3.12%
Lululemon Athletica Inc	36	12	3.08%
Pfizer Inc	309	11	2.97%
Coca-Cola Co/The	220	11	2.84%
Deere & Co	45	10	2.60%
Walt Disney Co/The	79	10	2.57%
PepsiCo Inc	70	10	2.53%
American Tower Corp	38	9	2.37%
S&P Global Inc	25	9	2.32%
Sherwin-Williams Co/The	12	9	2.24%
Crown Castle International Cor	48	8	2.10%
Altria Group Inc	195	8	1.97%
Equinix Inc	10	7	1.92%
Philip Morris International In	96	7	1.88%
Atlassian Corp PLC	36	7	1.72%
Blackstone Group LP/The	111	6	1.52%
O'Reilly Automotive Inc	11	5	1.30%
Constellation Brands Inc	24	5	1.19%
AutoZone Inc	4	5	1.18%
SBA Communications Corp	14	4	1.15%
Moody's Corp	14	4	1.09%
Verisk Analytics Inc	22	4	1.08%
MSCI Inc	12	4	1.08%
TRANE TECHNOLOGIES PLC	32	4	1.02%
Advance Auto Parts Inc	21	3	0.85%
Fortive Corp	41	3	0.82%
Shake Shack Inc	44	3	0.75%
AMETEK Inc	27	3	0.71%
KKR & Co Inc	62	2	0.56%
Apollo Global Management LLC	41	2	0.49%
Ferrari NV	7	1	0.34%
INGERSOLL-RAND INC	28	1	0.26%
Bright Horizons Family Solutio	6	1	0.24%
Ares Management Corp	9	0	0.10%

See notes to unaudited consolidated schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—96.0%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.11%	26,197,040	$26,207	$26,202
Total Short-Term Investments				$26,207	$26,202
TOTAL INVESTMENTS—96.0%				$26,207	$26,202
Other Assets in Excess Liabilities—4.0%					1,082
Net Assets—100.0%					$27,284

Total Return Index Swaps(d)—2.9%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Total return on Barclays US Momentum Pair Index(e)	Fixed Rate of - 0.27%	USD	2,099	8/23/21	Quarterly	$—	$2	$2	$—
Barclays Bank PLC	Total return on Novus Barclays Adjustment Short Basket Index(f)	1 Month LIBOR - 0.30%	USD	2,222	5/24/21	Monthly	—	(25)	—	25
Barclays Bank PLC	Total return on Barclays US Volatility Pair Index(g)	Fixed Rate of - 0.27%	USD	2,800	8/23/21	Quarterly	—	82	82	—
Barclays Bank PLC	1 Month LIBOR + 0.30%	Total return on Novus Barclays Adjustment Long Basket Index(h)	USD	13,285	5/24/21	Monthly	—	140	140	—
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(i)	USD	3,521	5/17/21	N/A	—	176	176	—
Barclays Bank PLC	Total return on Barlcays Short Interest Short Basket Total Return Index(j)	Fed Funds Rate - 1.05%	USD	1,037	5/17/21	N/A	—	15	15	—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Equity Value Market Hedged Index(k)	USD	691	5/17/21	N/A	—	1	1	—
Barclays Bank PLC	Total return on Barlcays Short Interest Short Basket Total Return Index(l)	Fed Funds Rate - 1.05%	USD	1,910	5/17/21	N/A	—	(87)	—	87
Barclays Bank PLC	Total return on Russell 1000 Total Return Index(m)	3 Month LIBOR + 0.18%	USD	5,440	1/19/21	N/A	—	(414)	—	414

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(n)	USD	1,803	5/17/21	N/A	$—	$134	$134	$—
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(o)	USD	17,287	5/17/21	N/A	—	3,932	3,932	—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Equity Value Market Hedged Index(p)	USD	3,537	5/15/21	N/A	—	(151)	—	151
BNP Paribas	3 Month LIBOR	Total return on Russell 2000 Total Return Index(q)	USD	10,269	4/16/21	Quarterly	—	155	155	—
Barclays Bank PLC	Total return on Barlcays Short Interest Short Basket Total Return Index(r)	Fed Funds Rate - 1.05%	USD	10,085	5/17/21	N/A	—	(2,760)	—	2,760
BNP Paribas	Total return on Russell 1000 Total Return Index(s)	3 Month LIBOR - 0.20%	USD	13,723	4/16/21	Quarterly	—	(417)	—	417
Total Total Return Index Swaps							$—	$783	$4,637	$3,854

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust”).

(c)	Rate represents the seven-day yield as of September 30, 2020. The State Street Institutional Liquid Reserves Fund's financial statements are available on the SEC's website at http://www.sec.gov.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(e)	A pair trade that involves going long the U.S. High Momentum Index and short the U.S. Low Momentum Index.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Sunnova Energy International I	(388)	(12)	-0.56%
Datadog Inc	(115)	(12)	-0.56%
Celsius Holdings Inc	(502)	(11)	-0.54%
Renewable Energy Group Inc	(209)	(11)	-0.53%
Owens & Minor Inc	(445)	(11)	-0.53%
Cardiovascular Systems Inc	283	11	0.53%
Bloom Energy Corp	(620)	(11)	-0.53%
Vivint Solar Inc	(262)	(11)	-0.53%
Sunrun Inc	(144)	(11)	-0.53%
Tricida Inc	1,221	11	0.53%
Vapotherm Inc	(381)	(11)	-0.53%
Vista Outdoor Inc	(547)	(11)	-0.53%
Santander Consumer USA Holding	604	11	0.52%
Clarivate PLC	(354)	(11)	-0.52%
Penn National Gaming Inc	(151)	(11)	-0.52%
Cable One Inc	(6)	(11)	-0.52%
Purple Innovation Inc	(439)	(11)	-0.52%
LivaNova PLC	241	11	0.52%
Trade Desk Inc/The	(21)	(11)	-0.52%
Assured Guaranty Ltd	506	11	0.52%
Discover Financial Services	188	11	0.52%
Cornerstone OnDemand Inc	298	11	0.52%
Children's Place Inc/The	382	11	0.52%
Sportsman's Warehouse Holdings	(756)	(11)	-0.52%
Norwegian Cruise Line Holdings	631	11	0.52%
Brink's Co/The	263	11	0.51%
Malibu Boats Inc	(218)	(11)	-0.51%
Red Robin Gourmet Burgers Inc	819	11	0.51%
Camping World Holdings Inc	(362)	(11)	-0.51%
Chefs' Warehouse Inc/The	741	11	0.51%
BMC Stock Holdings Inc	(251)	(11)	-0.51%
Webster Financial Corp	408	11	0.51%
SolarEdge Technologies Inc	(45)	(11)	-0.51%
Weight Watchers International	570	11	0.51%
SailPoint Technologies Holding	(272)	(11)	-0.51%
Generac Holdings Inc	(56)	(11)	-0.51%
Chemours Co/The	(515)	(11)	-0.51%
TPI Composites Inc	(371)	(11)	-0.51%
CF Industries Holdings Inc	350	11	0.51%
Euronet Worldwide Inc	118	11	0.51%
CIT Group Inc	606	11	0.51%
BJ's Wholesale Club Holdings I	(258)	(11)	-0.51%
Advanced Drainage Systems Inc	(172)	(11)	-0.51%
Kontoor Brands Inc	443	11	0.51%
Ally Financial Inc	428	11	0.51%
DexCom Inc	(26)	(11)	-0.51%
Seattle Genetics Inc	(55)	(11)	-0.51%
Sage Therapeutics Inc	175	11	0.51%
Freshpet Inc	(96)	(11)	-0.51%
Tesla Inc	(25)	(11)	-0.51%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(f)	A short portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Zillow Group Inc	(5,441)	(553)	-24.60%
Carvana Co	(2,238)	(499)	-22.22%
Aon PLC	(2,313)	(477)	-21.24%
Wayfair Inc	(1,318)	(384)	-17.07%
Credit Acceptance Corp	(988)	(335)	-14.89%

(g)	A pair trade that involves going long the U.S. High Volatility Index and short the U.S. Low Volatility Index.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Immunomedics Inc	(310)	(26)	-0.97%
Scientific Games Corp	(668)	(23)	-0.86%
Renewable Energy Group Inc	(413)	(22)	-0.81%
Owens & Minor Inc	(834)	(21)	-0.77%
Nautilus Inc	(1,166)	(20)	-0.74%
Penn National Gaming Inc	(270)	(20)	-0.72%
Children's Place Inc/The	(692)	(20)	-0.72%
INTRA-CELLULAR THERAPIES INC	(758)	(19)	-0.72%
Vivint Solar Inc	(448)	(19)	-0.70%
Navistar International Corp	(432)	(19)	-0.69%
Digital Turbine Inc	(571)	(19)	-0.69%
Sunnova Energy International I	(583)	(18)	-0.65%
Celldex Therapeutics Inc	(1,158)	(17)	-0.63%
INVITAE CORP	(396)	(17)	-0.63%
Tupperware Brands Corp	(849)	(17)	-0.63%
Annexon Inc	560	17	0.62%
Caesars Entertainment Corp	(302)	(17)	-0.62%
Beyond Meat Inc	(102)	(17)	-0.62%
Red Robin Gourmet Burgers Inc	(1,245)	(16)	-0.60%
G-III Apparel Group Ltd	(1,250)	(16)	-0.60%
Deciphera Pharmaceuticals Inc	(307)	(16)	-0.58%
Michael Kors Holdings Ltd	(873)	(16)	-0.58%
Kodiak Sciences Inc	(263)	(16)	-0.57%
NIKE Inc	124	16	0.57%
Cymabay Therapeutics Inc	(2,136)	(15)	-0.57%
SunPower Corp	(1,235)	(15)	-0.57%
Toro Co/The	184	15	0.57%
Summit Materials Inc	(928)	(15)	-0.56%
STERIS PLC	87	15	0.56%
Duke Energy Corp	172	15	0.56%
Endo International PLC	(4,595)	(15)	-0.56%
Consolidated Edison Inc	194	15	0.56%
EverQuote Inc	(389)	(15)	-0.55%
US Concrete Inc	(518)	(15)	-0.55%
Signet Jewelers Ltd	(801)	(15)	-0.55%
AO Smith Corp	282	15	0.55%
Maxar Technologies Inc	(597)	(15)	-0.55%
Ruth's Hospitality Group Inc	(1,345)	(15)	-0.55%
OneMain Holdings Inc	(476)	(15)	-0.55%
JELD-WEN Holding Inc	(657)	(15)	-0.55%
Cooper Cos Inc/The	44	15	0.55%
Enphase Energy Inc	(179)	(15)	-0.54%
Chart Industries Inc	(210)	(15)	-0.54%
Vertiv Holdings Co	(852)	(15)	-0.54%
PerkinElmer Inc	117	15	0.54%
Bloomin' Brands Inc	(965)	(15)	-0.54%
Covetrus Inc	(604)	(15)	-0.54%
Bioxcel Therapeutics Inc	(339)	(15)	-0.54%
Everi Holdings Inc	(1,782)	(15)	-0.54%
Nu Skin Enterprises Inc	(292)	(15)	-0.54%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(h)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	12,984	1,504	11.20%
Microsoft Corp	6,313	1,328	9.89%
Amazon.com Inc	410	1,292	9.62%
Peloton Interactive Inc	7,684	763	5.68%
Alphabet Inc	507	742	5.53%
Verizon Communications Inc	12,187	725	5.40%
Pinterest Inc	15,590	647	4.82%
Zendesk Inc	6,180	636	4.74%
NVIDIA Corp	1,049	568	4.23%
Elastic NV	5,027	542	4.04%
Facebook Inc	1,994	522	3.89%
Herbalife Nutrition Ltd	10,677	498	3.71%
AbbVie Inc	5,610	491	3.66%
Zebra Technologies Corp	1,935	489	3.64%
eBay Inc	9,148	477	3.55%
STAAR Surgical Co	5,555	314	2.34%
Micron Technology Inc	6,233	293	2.18%
ServiceNow Inc	592	287	2.14%
Floor & Decor Holdings Inc	3,680	275	2.05%
UnitedHealth Group Inc	848	264	1.97%
Home Depot Inc/The	943	262	1.95%
Bank of America Corp	10,645	256	1.91%
HCA Healthcare Inc	2,014	251	1.87%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(i)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Zillow Group Inc	885	90	2.43%
salesforce.com Inc	355	89	2.42%
Uber Technologies Inc	2,406	88	2.37%
Builders FirstSource Inc	2,595	85	2.29%
Carvana Co	367	82	2.21%
Tesla Inc	186	80	2.16%
Vertiv Holdings Co	4,591	80	2.15%
Comcast Corp	1,701	79	2.13%
Square Inc	481	78	2.12%
Aon PLC	379	78	2.12%
Fiserv Inc	758	78	2.11%
Fidelity National Information	521	77	2.08%
Adobe Inc	156	77	2.07%
Charles Schwab Corp/The	2,111	76	2.07%
PG&E Corp	8,114	76	2.06%
Crown Holdings Inc	986	76	2.05%
Moody's Corp	260	75	2.04%
Berkshire Hathaway Inc	354	75	2.04%
Liberty Broadband Corp	527	75	2.04%
Charter Communications Inc	120	75	2.03%
Netflix Inc	150	75	2.03%
GCI Liberty Inc	915	75	2.03%
PayPal Holdings Inc	375	74	2.00%
Mastercard Inc	219	74	2.00%
Goldman Sachs Group Inc/The	364	73	1.98%
T-Mobile US Inc	640	73	1.98%
Microsoft Corp	347	73	1.97%
American Tower Corp	300	73	1.96%
Twilio Inc	294	73	1.96%
TransDigm Group Inc	153	73	1.96%
Visa Inc	362	72	1.96%
Match Group Inc	653	72	1.96%
Facebook Inc	276	72	1.95%
New York Times Co/The	1,683	72	1.95%
SS&C Technologies Holdings Inc	1,181	71	1.93%
Walt Disney Co/The	574	71	1.93%
Amazon.com Inc	22	71	1.91%
Apple Inc	610	71	1.91%
Anthem Inc	262	70	1.91%
Cigna Corp	413	70	1.89%
Morgan Stanley	1,435	69	1.88%
E*TRADE Financial Corp	1,384	69	1.87%
Alphabet Inc	47	69	1.86%
Lam Research Corp	207	69	1.85%
GoDaddy Inc	893	68	1.84%
Tiffany & Co	585	68	1.83%
Coupa Software Inc	245	67	1.82%
Wayfair Inc	220	64	1.73%
CarMax Inc	688	63	1.71%
Credit Acceptance Corp	158	54	1.45%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(j)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Cubic Corp	(100)	(6)	-0.57%
Carvana Co	(26)	(6)	-0.56%
Sunrun Inc	(73)	(6)	-0.55%
Vivint Solar Inc	(133)	(6)	-0.55%
Bed Bath & Beyond Inc	(372)	(6)	-0.55%
Bloom Energy Corp	(310)	(6)	-0.54%
Dave & Buster's Entertainment	(367)	(6)	-0.54%
BANDWIDTH INC-CLASS A	(32)	(6)	-0.54%
INVITAE CORP	(127)	(6)	-0.54%
Wayfair Inc	(19)	(6)	-0.54%
LivePerson Inc	(106)	(5)	-0.54%
United Natural Foods Inc	(370)	(5)	-0.54%
MongoDB Inc	(24)	(5)	-0.54%
FATE THERAPEUTICS INC	(137)	(5)	-0.54%
II-VI Inc	(135)	(5)	-0.54%
CryoPort Inc	(115)	(5)	-0.54%
Teladoc Health Inc	(25)	(5)	-0.53%
2U Inc	(161)	(5)	-0.53%
QUALYS INC	(56)	(5)	-0.53%
Cardlytics Inc	(77)	(5)	-0.53%
Slack Technologies Inc	(203)	(5)	-0.53%
Alteryx Inc	(48)	(5)	-0.53%
Q2 Holdings Inc	(60)	(5)	-0.53%
Vocera Communications Inc	(187)	(5)	-0.53%
PetIQ Inc	(165)	(5)	-0.53%
Big Lots Inc	(122)	(5)	-0.53%
H&R Block Inc	(333)	(5)	-0.53%
Ormat Technologies Inc	(92)	(5)	-0.53%
Zillow Group Inc	(53)	(5)	-0.53%
Goosehead Insurance Inc	(63)	(5)	-0.53%
Uniti Group Inc	(514)	(5)	-0.53%
PETMED EXPRESS INC	(171)	(5)	-0.53%
Teradata Corp	(238)	(5)	-0.53%
Hannon Armstrong Sustainable I	(128)	(5)	-0.53%
Trex Co Inc	(75)	(5)	-0.53%
8x8 Inc	(347)	(5)	-0.53%
PNM Resources Inc	(131)	(5)	-0.53%
TRUPANION INC	(68)	(5)	-0.53%
Signet Jewelers Ltd	(289)	(5)	-0.53%
Madrigal Pharmaceuticals Inc	(45)	(5)	-0.53%
Plug Power Inc	(402)	(5)	-0.53%
Health Catalyst Inc	(147)	(5)	-0.53%
Fitbit Inc	(774)	(5)	-0.53%
Greenbrier Cos Inc/The	(183)	(5)	-0.53%
Atmos Energy Corp	(56)	(5)	-0.53%
Antero Resources Corp	(1,955)	(5)	-0.53%
Ligand Pharmaceuticals Inc	(56)	(5)	-0.53%
OPKO Health Inc	(1,457)	(5)	-0.53%
QTS Realty Trust Inc	(85)	(5)	-0.53%
Moelis & Co	(153)	(5)	-0.53%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(k)	Long position in a basket of US stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500	(233)	(785)	-113.48%
Common Stock
WestRock Co	457	16	2.30%
Dell Technologies Inc	225	15	2.20%
Seagate Technology PLC	301	15	2.14%
Toll Brothers Inc	304	15	2.14%
Oracle Corp	245	15	2.11%
Caterpillar Inc	98	15	2.10%
Synchrony Financial	556	15	2.10%
Celanese Corp	135	14	2.09%
Fox Corp	515	14	2.07%
Intel Corp	277	14	2.07%
NetApp Inc	327	14	2.07%
Lennar Corp	174	14	2.05%
LyondellBasell Industries NV	202	14	2.05%
HP Inc	741	14	2.03%
Biogen Inc	49	14	2.01%
VMware Inc	97	14	2.01%
PNC Financial Services Group I	126	14	2.00%
Whirlpool Corp	75	14	2.00%
Cummins Inc	65	14	1.99%
Evergy Inc	269	14	1.98%
Verizon Communications Inc	230	14	1.98%
Allstate Corp/The	144	14	1.96%
Hanesbrands Inc	859	14	1.96%
Snap-on Inc	92	14	1.96%
United Rentals Inc	78	14	1.96%
US Bancorp	378	14	1.96%
Ameriprise Financial Inc	87	13	1.95%
DaVita Inc	156	13	1.94%
AutoZone Inc	11	13	1.93%
International Business Machine	110	13	1.93%
Comerica Inc	345	13	1.91%
Carlisle Cos Inc	107	13	1.90%
Robert Half International Inc	245	13	1.88%
Steel Dynamics Inc	454	13	1.88%
Bank of New York Mellon Corp/T	376	13	1.87%
Philip Morris International In	172	13	1.87%
Kroger Co/The	379	13	1.86%
CF Industries Holdings Inc	412	13	1.83%
Interpublic Group of Cos Inc/T	759	13	1.83%
Omnicom Group Inc	256	13	1.83%
CenturyLink Inc	1,221	12	1.78%
Symantec Corp	591	12	1.78%
Western Union Co/The	575	12	1.78%
eBay Inc	234	12	1.76%
M&T Bank Corp	131	12	1.74%
Huntington Ingalls Industries	85	12	1.73%
State Street Corp	200	12	1.71%
Citigroup Inc	270	12	1.68%
ConocoPhillips	353	12	1.67%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(l)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Cubic Corp	(195)	(11)	-0.57%
Carvana Co	(50)	(11)	-0.56%
Sunrun Inc	(143)	(11)	-0.55%
Vivint Solar Inc	(260)	(11)	-0.55%
Bed Bath & Beyond Inc	(728)	(11)	-0.55%
Bloom Energy Corp	(605)	(11)	-0.54%
Dave & Buster's Entertainment	(717)	(11)	-0.54%
BANDWIDTH INC-CLASS A	(62)	(11)	-0.54%
INVITAE CORP	(249)	(11)	-0.54%
Wayfair Inc	(37)	(11)	-0.54%
LivePerson Inc	(207)	(11)	-0.54%
United Natural Foods Inc	(722)	(11)	-0.54%
MongoDB Inc	(46)	(11)	-0.54%
FATE THERAPEUTICS INC	(268)	(11)	-0.54%
II-VI Inc	(264)	(11)	-0.54%
CryoPort Inc	(226)	(11)	-0.54%
Teladoc Health Inc	(49)	(11)	-0.53%
2U Inc	(315)	(11)	-0.53%
QUALYS INC	(109)	(11)	-0.53%
Cardlytics Inc	(151)	(11)	-0.53%
Slack Technologies Inc	(396)	(11)	-0.53%
Alteryx Inc	(94)	(11)	-0.53%
Q2 Holdings Inc	(116)	(11)	-0.53%
Vocera Communications Inc	(365)	(11)	-0.53%
PetIQ Inc	(322)	(11)	-0.53%
Big Lots Inc	(238)	(11)	-0.53%
H&R Block Inc	(651)	(11)	-0.53%
Ormat Technologies Inc	(179)	(11)	-0.53%
Zillow Group Inc	(104)	(11)	-0.53%
Goosehead Insurance Inc	(122)	(11)	-0.53%
Uniti Group Inc	(1,004)	(11)	-0.53%
PETMED EXPRESS INC	(335)	(11)	-0.53%
Teradata Corp	(466)	(11)	-0.53%
Hannon Armstrong Sustainable I	(250)	(11)	-0.53%
Trex Co Inc	(148)	(11)	-0.53%
8x8 Inc	(679)	(11)	-0.53%
PNM Resources Inc	(255)	(11)	-0.53%
TRUPANION INC	(134)	(11)	-0.53%
Signet Jewelers Ltd	(564)	(11)	-0.53%
Madrigal Pharmaceuticals Inc	(89)	(11)	-0.53%
Plug Power Inc	(786)	(11)	-0.53%
Health Catalyst Inc	(288)	(11)	-0.53%
Fitbit Inc	(1,513)	(11)	-0.53%
Greenbrier Cos Inc/The	(358)	(11)	-0.53%
Atmos Energy Corp	(110)	(11)	-0.53%
Antero Resources Corp	(3,823)	(11)	-0.53%
Ligand Pharmaceuticals Inc	(110)	(11)	-0.53%
OPKO Health Inc	(2,848)	(11)	-0.53%
QTS Realty Trust Inc	(167)	(11)	-0.53%
Moelis & Co	(299)	(10)	-0.53%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(m)	Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000	(5,864)	-100.00%

(n)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Zillow Group Inc	464	47	2.43%
salesforce.com Inc	186	47	2.42%
Uber Technologies Inc	1,261	46	2.37%
Builders FirstSource Inc	1,360	44	2.29%
Carvana Co	192	43	2.21%
Tesla Inc	97	42	2.16%
Vertiv Holdings Co	2,405	42	2.15%
Comcast Corp	891	41	2.13%
Square Inc	252	41	2.12%
Aon PLC	199	41	2.12%
Fiserv Inc	397	41	2.11%
Fidelity National Information	273	40	2.08%
Adobe Inc	82	40	2.07%
Charles Schwab Corp/The	1,106	40	2.07%
PG&E Corp	4,251	40	2.06%
Crown Holdings Inc	517	40	2.05%
Moody's Corp	136	40	2.04%
Berkshire Hathaway Inc	186	40	2.04%
Liberty Broadband Corp	276	39	2.04%
Charter Communications Inc	63	39	2.03%
Netflix Inc	79	39	2.03%
GCI Liberty Inc	479	39	2.03%
PayPal Holdings Inc	197	39	2.00%
Mastercard Inc	114	39	2.00%
Goldman Sachs Group Inc/The	191	38	1.98%
T-Mobile US Inc	335	38	1.98%
Microsoft Corp	182	38	1.97%
American Tower Corp	157	38	1.96%
Twilio Inc	154	38	1.96%
TransDigm Group Inc	80	38	1.96%
Visa Inc	190	38	1.96%
Match Group Inc	342	38	1.96%
Facebook Inc	144	38	1.95%
New York Times Co/The	882	38	1.95%
SS&C Technologies Holdings Inc	619	37	1.93%
Walt Disney Co/The	301	37	1.93%
Amazon.com Inc	12	37	1.91%
Apple Inc	320	37	1.91%
Anthem Inc	137	37	1.91%
Cigna Corp	216	37	1.89%
Morgan Stanley	752	36	1.88%
E*TRADE Financial Corp	725	36	1.87%
Alphabet Inc	25	36	1.86%
Lam Research Corp	108	36	1.85%
GoDaddy Inc	468	36	1.84%
Tiffany & Co	306	35	1.83%
Coupa Software Inc	129	35	1.82%
Wayfair Inc	115	34	1.73%
CarMax Inc	361	33	1.71%
Credit Acceptance Corp	83	28	1.45%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(o)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Zillow Group Inc	5,080	516	2.43%
salesforce.com Inc	2,040	513	2.42%
Uber Technologies Inc	13,815	504	2.37%
Builders FirstSource Inc	14,899	486	2.29%
Carvana Co	2,105	469	2.21%
Tesla Inc	1,067	458	2.16%
Vertiv Holdings Co	26,359	457	2.15%
Comcast Corp	9,767	452	2.13%
Square Inc	2,764	449	2.12%
Aon PLC	2,177	449	2.12%
Fiserv Inc	4,354	449	2.11%
Fidelity National Information	2,993	441	2.08%
Adobe Inc	896	440	2.07%
Charles Schwab Corp/The	12,118	439	2.07%
PG&E Corp	46,587	437	2.06%
Crown Holdings Inc	5,661	435	2.05%
Moody's Corp	1,494	433	2.04%
Berkshire Hathaway Inc	2,033	433	2.04%
Liberty Broadband Corp	3,026	432	2.04%
Charter Communications Inc	691	432	2.03%
Netflix Inc	863	431	2.03%
GCI Liberty Inc	5,252	430	2.03%
PayPal Holdings Inc	2,155	425	2.00%
Mastercard Inc	1,255	424	2.00%
Goldman Sachs Group Inc/The	2,092	420	1.98%
T-Mobile US Inc	3,676	420	1.98%
Microsoft Corp	1,991	419	1.97%
American Tower Corp	1,724	417	1.96%
Twilio Inc	1,686	416	1.96%
TransDigm Group Inc	876	416	1.96%
Visa Inc	2,077	415	1.96%
Match Group Inc	3,751	415	1.96%
Facebook Inc	1,583	415	1.95%
New York Times Co/The	9,660	413	1.95%
SS&C Technologies Holdings Inc	6,782	410	1.93%
Walt Disney Co/The	3,296	409	1.93%
Amazon.com Inc	129	406	1.91%
Apple Inc	3,502	406	1.91%
Anthem Inc	1,506	405	1.91%
Cigna Corp	2,369	401	1.89%
Morgan Stanley	8,239	398	1.88%
E*TRADE Financial Corp	7,944	398	1.87%
Alphabet Inc	269	395	1.86%
Lam Research Corp	1,186	393	1.85%
GoDaddy Inc	5,130	390	1.84%
Tiffany & Co	3,358	389	1.83%
Coupa Software Inc	1,409	386	1.82%
Wayfair Inc	1,264	368	1.73%
CarMax Inc	3,953	363	1.71%
Credit Acceptance Corp	908	307	1.45%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(p)	Long position in a basket of US stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500	(1,144)	(3,847)	-113.48%
Common Stock
WestRock Co	2,241	78	2.30%
Dell Technologies Inc	1,101	75	2.20%
Seagate Technology PLC	1,473	73	2.14%
Toll Brothers Inc	1,492	73	2.14%
Oracle Corp	1,199	72	2.11%
Caterpillar Inc	478	71	2.10%
Synchrony Financial	2,723	71	2.10%
Celanese Corp	660	71	2.09%
Fox Corp	2,525	70	2.07%
Intel Corp	1,357	70	2.07%
NetApp Inc	1,603	70	2.07%
Lennar Corp	852	70	2.05%
LyondellBasell Industries NV	987	70	2.05%
HP Inc	3,631	69	2.03%
Biogen Inc	241	68	2.01%
VMware Inc	475	68	2.01%
PNC Financial Services Group I	615	68	2.00%
Whirlpool Corp	368	68	2.00%
Cummins Inc	319	67	1.99%
Evergy Inc	1,318	67	1.98%
Verizon Communications Inc	1,126	67	1.98%
Allstate Corp/The	704	66	1.96%
Hanesbrands Inc	4,210	66	1.96%
Snap-on Inc	451	66	1.96%
United Rentals Inc	380	66	1.96%
US Bancorp	1,850	66	1.96%
Ameriprise Financial Inc	428	66	1.95%
DaVita Inc	766	66	1.94%
AutoZone Inc	55	65	1.93%
International Business Machine	537	65	1.93%
Comerica Inc	1,690	65	1.91%
Carlisle Cos Inc	526	64	1.90%
Robert Half International Inc	1,203	64	1.88%
Steel Dynamics Inc	2,224	64	1.88%
Bank of New York Mellon Corp/T	1,844	63	1.87%
Philip Morris International In	845	63	1.87%
Kroger Co/The	1,858	63	1.86%
CF Industries Holdings Inc	2,020	62	1.83%
Interpublic Group of Cos Inc/T	3,720	62	1.83%
Omnicom Group Inc	1,253	62	1.83%
CenturyLink Inc	5,983	60	1.78%
Symantec Corp	2,897	60	1.78%
Western Union Co/The	2,817	60	1.78%
eBay Inc	1,146	60	1.76%
M&T Bank Corp	641	59	1.74%
Huntington Ingalls Industries	417	59	1.73%
State Street Corp	979	58	1.71%
Citigroup Inc	1,324	57	1.68%
ConocoPhillips	1,728	57	1.67%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(q)	Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000	10,425	100.00%

(r)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Cubic Corp	(1,250)	(73)	-0.57%
Carvana Co	(324)	(72)	-0.56%
Sunrun Inc	(917)	(71)	-0.55%
Vivint Solar Inc	(1,667)	(71)	-0.55%
Bed Bath & Beyond Inc	(4,673)	(70)	-0.55%
Bloom Energy Corp	(3,888)	(70)	-0.54%
Dave & Buster's Entertainment	(4,607)	(70)	-0.54%
BANDWIDTH INC-CLASS A	(398)	(70)	-0.54%
INVITAE CORP	(1,598)	(69)	-0.54%
Wayfair Inc	(238)	(69)	-0.54%
LivePerson Inc	(1,327)	(69)	-0.54%
United Natural Foods Inc	(4,640)	(69)	-0.54%
MongoDB Inc	(298)	(69)	-0.54%
FATE THERAPEUTICS INC	(1,722)	(69)	-0.54%
II-VI Inc	(1,693)	(69)	-0.54%
CryoPort Inc	(1,448)	(69)	-0.54%
Teladoc Health Inc	(313)	(69)	-0.53%
2U Inc	(2,021)	(68)	-0.53%
QUALYS INC	(698)	(68)	-0.53%
Cardlytics Inc	(969)	(68)	-0.53%
Slack Technologies Inc	(2,546)	(68)	-0.53%
Alteryx Inc	(601)	(68)	-0.53%
Q2 Holdings Inc	(747)	(68)	-0.53%
Vocera Communications Inc	(2,345)	(68)	-0.53%
PetIQ Inc	(2,070)	(68)	-0.53%
Big Lots Inc	(1,528)	(68)	-0.53%
H&R Block Inc	(4,182)	(68)	-0.53%
Ormat Technologies Inc	(1,152)	(68)	-0.53%
Zillow Group Inc	(670)	(68)	-0.53%
Goosehead Insurance Inc	(785)	(68)	-0.53%
Uniti Group Inc	(6,451)	(68)	-0.53%
PETMED EXPRESS INC	(2,149)	(68)	-0.53%
Teradata Corp	(2,991)	(68)	-0.53%
Hannon Armstrong Sustainable I	(1,606)	(68)	-0.53%
Trex Co Inc	(948)	(68)	-0.53%
8x8 Inc	(4,360)	(68)	-0.53%
PNM Resources Inc	(1,640)	(68)	-0.53%
TRUPANION INC	(859)	(68)	-0.53%
Signet Jewelers Ltd	(3,623)	(68)	-0.53%
Madrigal Pharmaceuticals Inc	(570)	(68)	-0.53%
Plug Power Inc	(5,048)	(68)	-0.53%
Health Catalyst Inc	(1,849)	(68)	-0.53%
Fitbit Inc	(9,715)	(68)	-0.53%
Greenbrier Cos Inc/The	(2,297)	(68)	-0.53%
Atmos Energy Corp	(706)	(68)	-0.53%
Antero Resources Corp	(24,551)	(68)	-0.53%
Ligand Pharmaceuticals Inc	(708)	(68)	-0.53%
OPKO Health Inc	(18,291)	(67)	-0.53%
QTS Realty Trust Inc	(1,070)	(67)	-0.53%
Moelis & Co	(1,918)	(67)	-0.53%

See notes to unaudited schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2020

(dollar values in thousands, except share and per share amounts)

(s)	Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000	(14,141)	-100.00%

See notes to unaudited schedule of investments.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Funds’ audited consolidated financial statements contained in their annual report for the fiscal year ended December 31, 2019.

FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2020, the Trust consists of seven active series, six of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Global Macro Fund (“Global Macro”), FS Real Asset Fund (“Real Asset”), FS Long/Short Equity Fund (“Long/Short Equity”) and FS Event Driven Fund (“Event Driven” and, collectively with Managed Futures, Global Macro, Real Asset and Long/Short Equity, the “Alt Beta Funds” and each individually, an “Alt Beta Fund”). The remaining active series is reported in a separate book. FS Fund Advisor, LLC (the “Adviser”) serves as the investment adviser of each Fund.

FSMS commenced investment operations on May 16, 2017. Each of the Alt Beta Funds commenced investment operations on December 31, 2018.

Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.

•	FS Multi-Strategy Alternatives Fund seeks to provide shareholders with positive absolute returns over a complete market cycle.

•	FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•	FS Global Macro Fund seeks to provide positive returns through capital appreciation and income.

•	FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•	FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

•	FS Event Driven Fund seeks to provide capital appreciation.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. FSMS has elected and each Alt Beta Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

As of September 30, 2020, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Global Macro had one wholly owned subsidiary, FS Global Macro Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated schedule of investments include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of September 30, 2020:

FS Multi-Strategy Alternatives Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$76,371	$76,704	48%
Common Stock	30,741	40,765	26%
Short-Term Investments	41,700	41,693	26%
Total	$148,812	$159,162	100%

FS Managed Futures Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,212	$2,212	100%
Total	$2,212	$2,212	100%

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

FS Global Macro Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,041	$2,041	100%
Total	$2,041	$2,041	100%

FS Event Driven Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,001	$2,001	100%
Total	$2,001	$2,001	100%

FS Real Asset Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,390	$2,389	100%
Total	$2,390	$2,389	100%

FS Long/Short Equity Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$26,207	$26,202	100%
Total	$26,207	$26,202	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if such owned 5% or more of its voting securities.

As of September 30, 2020, none of the Funds “controlled” any of their portfolio companies and none of the Funds were an “affiliated person” of any of their portfolio companies, each as defined in the 1940 Act.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of September 30, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$41,693	26.2%
Retail	13,363	8.4%
Commercial Services	11,652	7.3%
Packaging & Containers	9,462	5.9%
Real Estate Investment Trusts	6,317	4.0%
Healthcare-Services	6,003	3.8%
Transportation	5,607	3.5%
Telecommunications	5,448	3.4%
Software	4,642	2.9%
Auto Manufacturers	4,117	2.6%
Chemicals	4,089	2.6%
Diversified Financial Services	4,021	2.5%
Environmental Control	3,672	2.3%
Food	2,715	1.7%
Oil & Gas	2,472	1.6%
Internet	2,296	1.4%
Media Entertainment	2,190	1.4%
Home Builders	1,989	1.2%
Lodging	1,817	1.1%
Engineering & Construction	1,724	1.1%
Investment Companies	1,711	1.1%
Electronics	1,621	1.0%
Computers	1,563	1.0%
Auto Parts & Equipment	1,541	1.0%
Pharmaceuticals	1,515	0.9%
Distribution/Wholesale	1,440	0.9%
Office/Business Equipment	1,422	0.9%
Entertainment	1,365	0.9%
Airlines	1,356	0.8%
Healthcare-Products	1,278	0.8%
Beverages	1,234	0.8%
Machinery-Diversified	1,199	0.8%
Electrical Components & Equipment	1,148	0.7%
Agriculture	943	0.6%
Miscellaneous Manufacturing	899	0.6%
Real Estate	834	0.5%
Leisure Time	646	0.4%
Housewares	480	0.3%
Building Materials	452	0.3%
Pipelines	331	0.2%
Insurance	296	0.2%
Aerospace/Defense	268	0.2%
Cosmetics/Personal Care	233	0.1%
Trucking & Leasing	98	0.1%
Total	$159,162	100.0%

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2020, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:

FS Multi-Strategy Alternatives Fund

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$76,704	$—	$76,704
Common Stock	40,765	—	—	40,765
Short-Term Investments	41,693	—	—	41,693
Forward Foreign Currency Exchange Contracts	—	8	—	8
Total Return Debt Swaps	—	14	—	14
Total Return Index Swaps	—	2,221	—	2,221
Total Assets	$82,458	$78,947	$—	$161,405

Liability Description
Mutual Funds Sold Short	$(8,105)	$—	$—	$(8,105)
Corporate Bonds Sold Short	—	(8,211)	—	(8,211)
Common Stocks Sold Short	(11,834)	—	—	(11,834)
U.S. Treasury Sold Short	—	(3,488)	—	(3,488)
Total Return Debt Swaps	—	(1)	—	(1)
Total Return Index Swaps	—	(2,745)	—	(2,745)
Total Liabilities	$(19,939)	$(14,445)	$—	$(34,384)

FS Managed Futures Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,212	$—	$—	$2,212
Total Return Index Swaps	—	21	—	21
Total Assets	$2,212	$21	$—	$2,233

Liability Description
Total Return Index Swaps	$—	$(17)	$—	$(17)

FS Global Macro Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,041	$—	$—	$2,041
Total Return Index Swaps	—	2	—	2
Total Assets	$2,041	$2	$—	$2,043

Liability Description
Total Return Index Swaps	$—	$(12)	$—	$(12)

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

FS Event Driven Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,001	$—	$—	$2,001

Liability Description
Total Return Index Swaps	$—	$(28)	$—	$(28)

FS Real Asset Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,389	$—	$—	$2,389
Total Return Index Swaps	—	51	—	51
Total Assets	$2,389	$51	$—	$2,440

Liability Description
Total Return Index Swaps	$—	$(26)	$—	$(26)

FS Long/Short Equity Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$26,202	$—	$—	$26,202
Total Return Index Swaps	—	4,637	—	4,637
Total Assets	$26,202	$4,637	$—	$30,839

Liability Description
Total Return Index Swaps	$—	$(3,854)	$—	$(3,854)

The Funds’ investments as of September 30, 2020 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of September 30, 2020. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.